                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21342

               Lehman Brothers First Trust Income Opportunity Fund (Exact name of registrant as specified in charter)

c/o Lehman Brothers Asset Management Inc., 399 Park Avenue, New York, NY        10022
               (Address of principal executive offices)                      (Zip code)

   Peter E. Sundman, Chief Executive Officer c/o Lehman Brothers Asset Management Inc.
 Lehman Brothers First Trust Income Opportunity Fund, 399 Park Avenue, New York, NY 10022
                     (Name and address of agent for service)

      Arthur C. Delibert, Esq. Kirkpatrick & Lockhart Nicholson Graham LLP
                  1601 K Street, N.W. Washington, DC 20006-1600
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212)526-7000

Date of fiscal year end: 12/31/2006

Date of reporting period: 06/30/2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     The semi-annual report for the period January 1, 2006 through June 30, 2006 is filed herewith.

SEMI ANNUAL REPORT 2006

LEHMAN BROTHERS
FIRST TRUST INCOME
OPPORTUNITY FUND

[GRAPHIC]

LEHMAN BROTHERS

CONTENTS

Chairman's Letter                                                              2
Portfolio Manager's Report                                                     3
Fund Overview                                                                  4
Schedule of Investments                                                        5
Notes to Schedule of Investments                                              15
Statement of Assets and Liabilities                                           16
Statement of Operations                                                       17
Statements of Changes in Net Assets                                           18
Financial Highlights                                                          19
Notes to Financial Statements                                                 20
Shareholder Voting Results                                                    24
Dividend Reinvestment Plan                                                    26
Trustees and Officers Table                                                   27
Approval of Advisory and Sub-Advisory Agreements by the Board of Trustees     35

CHAIRMAN'S LETTER

Dear Shareholder:

We are pleased to present to you the 2006 semi-annual report of Lehman Brothers First Trust Income Opportunity Fund, covering the six months ended June 30, 2006. The report includes portfolio commentary, a listing of the Fund's investments, and its financial statements for the reporting period.

High yield bonds posted positive returns for the reporting period, despite higher interest rates and renewed concern over potentially higher inflation. Declining equity markets, domestically and in selected emerging markets, resulted in a modest increase in credit spreads at the end of June, compared to narrower spread levels in the first three months of the year. Given that default rates and interest rates remain low, lower-rated credits performed mildly better than higher-rated, more interest-rate-sensitive issues. Overall, we continue to anticipate that 2006 will prove to be a relatively good year for high yield portfolios and we maintain our expectation for a positive full-year 2006 total return.

The Fund's investment objective is to seek high total return through income plus capital appreciation. The Fund pursues this investment objective by investing primarily in high yield debt securities.* Its performance is dependent on several factors, including the rate of interest received on securities held by the Fund, the cost of distributions payable on Money Market Cumulative Preferred Shares issued by the Fund, and the results of interest rate hedges used by the Fund in seeking to manage short-term interest rate costs.

Portfolio Manager Ann H. Benjamin and her team of seasoned investment professionals at Lehman Brothers Asset Management LLC manage the portfolio. The team takes a proactive approach to high yield asset management, integrating detailed security and industry analysis within the context of a global economic outlook. Ann's portfolio co-managers and research analysts are industry specialists who carry out independent primary research on companies and industries. In addition to seeking value from specific issue selections, they also implement strategies seeking to take advantage of valuation opportunities across industry sectors and credit quality tiers.

We thank you for the trust you have placed in us by investing in the Lehman Brothers First Trust Income Opportunity Fund. We will continue to do our best to earn it.

Sincerely,


/s/ Peter Sundman
--------------------------------
Peter Sundman
CHAIRMAN OF THE BOARD
LEHMAN BROTHERS FIRST TRUST
INCOME OPPORTUNITY FUND

----------
* Portfolios that invest in bonds and other fixed income securities can provide regular income and have historically been less volatile than most stock funds. However, they are subject to risks including credit risk, default on principal or interest payments and interest rate fluctuations. High yield bonds, also known as "junk bonds," are subject to additional risks such as the increased risk of default.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND SEMI-ANNUAL REPORT 2006

PORTFOLIO MANAGER'S REPORT

For the semi-annual reporting period ended June 30, 2006, Lehman Brothers First Trust Income Opportunity Fund (NYSE: LBC) returned 2.77% on a Net Asset Value
(NAV) basis.

High yield bonds produced positive results for the period, outperforming the 10-year Treasury, investment-grade corporate bonds, emerging market bonds and the S&P 500 Index, despite an increase in the Federal Funds rate to 5.25% since January and ongoing inflation concerns. Credit spreads in the high yield segment widened modestly in the second half of the period from their levels in the first three months of the year, primarily in reaction to declines in domestic equity and emerging markets. From a quality standpoint, lower-rated credit issues performed mildly better than higher-rated, more interest-rate-sensitive issues.

Our positioning in higher-quality, less cyclical issues hurt returns in the first three months of the year, but benefited returns at the end of the reporting period. In terms of sector contributions to portfolio returns, the Automotive sector added value during the period while the Building Materials sector modestly detracted from performance. Select investments in lower-rated bonds within the Media, Health Care, Consumer Cyclical and Electric Utilities sectors minimized the effect of rising interest rates on the Fund's overall return.

We continue to anticipate that 2006 will prove to be a relatively good year for high yield issues. We believe that default rates will continue to remain low and that spreads will continue to stabilize. Some sectors, such as housing, may see wider spreads in response to a slowdown in industry-specific growth. In terms of quality and sector positioning, we expect that, over the next 12 months, defensive industries should outperform cyclical industries. As always, we will continue to position the portfolio in issuers that, in our opinion, present the best relative value by sector and quality tier.

Sincerely,


/s/ Ann H. Benjamin
--------------------------------
Ann H. Benjamin
PORTFOLIO MANAGER

----------
Past performance is not indicative of future results.

Portfolios that invest in bonds and other fixed income securities can provide regular income and have historically been less volatile than most stock funds. However, they are subject to risks including credit risk, default on principal or interest payments and interest rate fluctuations. High yield bonds, also known as "junk bonds," are subject to additional risks such as the increased risk of default.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

FUND OVERVIEW (AS OF 06/30/06)(1)

PERFORMANCE HIGHLIGHTS(2)

                             3 MONTHS ENDED    6 MONTHS ENDED   CUMULATIVE TOTAL
               INCEPTION   -----------------   --------------     RETURN SINCE
                  DATE     3/31/06   6/30/06       6/30/06        INCEPTION(3)
--------------------------------------------------------------------------------
NAV             07/28/03     2.52%     0.24%        2.77%            34.44%
Market Price    07/28/03    -4.97%    -4.08%       -8.84%            22.57%

FUND FACTS
   Ticker                                           NYSE: LBC
   Market Price (06/30/2006)                     $      13.58
   Net Asset Value (NAV)                         $      14.23
   Premium / (Discount)                                 (4.57%)
   Shares outstanding:                             12,248,410
   CUSIP number:                                  525178 10 9
   Inception Date:                                    7/28/03

PORTFOLIO CHARACTERISTICS
   Portfolio Turnover                                   56.48%
   Expense Ratio                                         1.57%
   Wtd. Avg. Maturity                              7.49 Years
   Average Coupon                                        8.07%
   Average Credit Quality                                   B
   Portfolio Composition - % High Yield                  94.1%

CAPITAL STRUCTURE AND LEVERAGE ($ mm)
   Total Net Assets                              $      264.3
   Net Assets Attributable to Common Shares      $      174.2
   Net Assets Attributable to Preferred Shares   $       90.0
   Net Assets Attributable to Other Borrowings             --
   Leverage (% of total net assets)                      34.1%

CREDIT QUALITY BREAKDOWN
(% OF TOTAL INVESTMENTS AND CASH)

                                     [CHART]

Cash (AAA)    2.5%
BBB           3.4%
BB           45.9%
B            40.3%
CCC           7.9%

MARKET PRICE AND NAV PERFORMANCE

                                     [CHART]

                                     Premium/
             Price ($)   NAV ($)   Discount (%)
             ---------   -------   ------------
 7/29/2003     $15.00     $15.00       0.00%
 7/30/2003     $15.01     $15.00       0.10%
 7/31/2003     $15.01     $14.30       5.00%
  8/1/2003     $15.00     $14.26       5.20%
  8/4/2003     $15.00     $14.27       5.10%
  8/5/2003     $15.01     $14.21       5.60%
  8/6/2003     $15.01     $14.12       6.30%
  8/7/2003     $15.00     $14.12       6.20%
  8/8/2003     $15.00     $14.16       5.90%
 8/11/2003     $15.01     $14.14       6.20%
 8/12/2003     $15.00     $14.11       6.30%
 8/13/2003     $15.05     $14.04       7.20%
 8/14/2003     $15.02     $13.97       7.50%
 8/15/2003     $15.10     $13.98       8.00%
 8/18/2003     $15.00     $14.03       6.90%
 8/19/2003     $14.25     $14.17       0.60%
 8/20/2003     $14.48     $14.28       1.40%
 8/21/2003     $14.81     $14.36       3.10%
 8/22/2003     $14.56     $14.39       1.20%
 8/25/2003     $14.46     $14.43       0.20%
 8/26/2003     $14.55     $14.45       0.70%
 8/27/2003     $14.70     $14.48       1.50%
 8/28/2003     $14.40     $14.53      -0.90%
 8/29/2003     $14.45     $14.60      -1.00%
  9/2/2003     $14.44     $14.69      -1.70%
  9/3/2003     $14.62     $14.71      -0.60%
  9/4/2003     $14.85     $14.73       0.80%
  9/5/2003     $14.75     $14.75       0.00%
  9/8/2003     $14.76     $14.76       0.00%
  9/9/2003     $14.81     $14.80       0.10%
 9/10/2003     $14.76     $14.82      -0.40%
 9/11/2003     $14.90     $14.83       0.50%
 9/12/2003     $14.93     $14.83       0.70%
 9/15/2003     $14.40     $14.83      -2.90%
 9/16/2003     $14.72     $14.83      -0.70%
 9/17/2003     $14.82     $14.89      -0.50%
 9/18/2003     $14.74     $14.79      -0.30%
 9/19/2003     $14.90     $14.82       0.50%
 9/22/2003     $14.86     $14.79       0.50%
 9/23/2003     $14.82     $14.78       0.30%
 9/24/2003     $14.85     $14.78       0.50%
 9/25/2003     $14.86     $14.78       0.50%
 9/26/2003     $14.92     $14.78       0.90%
 9/29/2003     $14.84     $14.81       0.20%
 9/30/2003     $14.86     $14.83       0.20%
 10/1/2003     $14.87     $14.84       0.20%
 10/2/2003     $14.86     $14.84       0.10%
 10/3/2003     $14.93     $14.87       0.40%
 10/6/2003     $15.01     $14.89       0.80%
 10/7/2003     $15.00     $14.92       0.50%
 10/8/2003     $15.09     $14.97       0.80%
 10/9/2003     $15.12     $14.97       1.00%
10/10/2003     $15.14     $15.00       0.90%
10/13/2003     $15.14     $15.01       0.90%
10/14/2003     $15.20     $15.05       1.00%
10/15/2003     $15.28     $15.10       1.20%
10/16/2003     $15.15     $14.96       1.30%
10/17/2003     $15.10     $14.95       1.00%
10/20/2003     $15.09     $14.98       0.70%
10/21/2003     $15.11     $15.00       0.70%
10/22/2003     $15.20     $14.87       2.20%
10/23/2003     $15.23     $14.79       3.00%
10/24/2003     $15.23     $14.80       2.90%
10/27/2003     $15.23     $14.82       2.80%
10/28/2003     $15.08     $14.84       1.60%
10/29/2003     $15.19     $14.85       2.30%
10/30/2003     $15.10     $14.87       1.50%
10/31/2003     $15.25     $14.88       2.50%
 11/3/2003     $15.24     $14.91       2.20%
 11/4/2003     $15.27     $14.93       2.30%
 11/5/2003     $15.25     $14.93       2.10%
 11/6/2003     $15.29     $14.93       2.40%
 11/7/2003     $15.27     $14.94       2.20%
11/10/2003     $15.29     $14.95       2.30%
11/11/2003     $15.33     $14.95       2.50%
11/12/2003     $15.39     $14.94       3.00%
11/13/2003     $15.42     $14.97       3.00%
11/14/2003     $15.48     $15.01       3.10%
11/17/2003     $15.35     $15.04       2.10%
11/18/2003     $15.25     $15.07       1.20%
11/19/2003     $15.25     $15.08       1.10%
11/20/2003     $15.16     $14.96       1.30%
11/21/2003     $15.14     $14.99       1.00%
11/24/2003     $15.02     $15.01       0.10%
11/25/2003     $15.15     $15.03       0.80%
11/26/2003     $15.08     $15.04       0.30%
11/28/2003     $15.26     $15.06       1.30%
 12/1/2003     $15.30     $15.10       1.30%
 12/2/2003     $15.34     $15.15       1.30%
 12/3/2003     $15.44     $15.25       1.20%
 12/4/2003     $15.35     $15.30       0.30%
 12/5/2003     $15.36     $15.34       0.10%
 12/8/2003     $15.26     $15.39      -0.80%
 12/9/2003     $15.21     $15.41      -1.30%
12/10/2003     $15.24     $15.42      -1.20%
12/11/2003     $15.28     $15.41      -0.80%
12/12/2003     $15.32     $15.43      -0.70%
12/15/2003     $15.42     $15.46      -0.30%
12/16/2003     $15.60     $15.49       0.70%
12/17/2003     $15.39     $15.53      -0.90%
12/18/2003     $15.43     $15.57      -0.90%
12/19/2003     $15.43     $15.60      -1.10%
12/22/2003     $15.52     $15.63      -0.70%
12/23/2003     $15.41     $15.44      -0.20%
12/24/2003     $15.41     $15.45      -0.30%
12/26/2003     $15.49     $15.46       0.20%
12/29/2003     $15.45     $15.48      -0.20%
12/30/2003     $15.55     $15.51       0.30%
12/31/2003     $15.91     $15.51       2.60%
  1/2/2004     $15.85     $15.51       2.20%
  1/5/2004     $15.86     $15.63       1.50%
  1/6/2004     $15.92     $15.74       1.10%
  1/7/2004     $15.85     $15.83       0.10%
  1/8/2004     $15.65     $15.88      -1.40%
  1/9/2004     $15.79     $15.92      -0.80%
 1/12/2004     $15.84     $15.93      -0.60%
 1/13/2004     $15.85     $15.92      -0.40%
 1/14/2004     $16.02     $15.93       0.60%
 1/15/2004     $16.25     $15.96       1.80%
 1/16/2004     $16.59     $15.98       3.80%
 1/20/2004     $16.69     $16.03       4.10%
 1/21/2004     $16.43     $15.91       3.30%
 1/22/2004     $16.50     $15.95       3.40%
 1/23/2004     $16.25     $15.95       1.90%
 1/26/2004     $16.14     $15.92       1.40%
 1/27/2004     $15.97     $15.86       0.70%
 1/28/2004     $15.98     $15.76       1.40%
 1/29/2004     $15.90     $15.64       1.70%
 1/30/2004     $16.10     $15.60       3.20%
  2/2/2004     $16.08     $15.53       3.50%
  2/3/2004     $16.07     $15.45       4.00%
  2/4/2004     $16.01     $15.40       4.00%
  2/5/2004     $15.97     $15.31       4.30%
  2/6/2004     $16.00     $15.31       4.50%
  2/9/2004     $16.19     $15.40       5.10%
 2/10/2004     $16.15     $15.39       4.90%
 2/11/2004     $16.39     $15.41       6.40%
 2/12/2004     $16.42     $15.48       6.10%
 2/13/2004     $16.52     $15.49       6.60%
 2/17/2004     $16.30     $15.52       5.00%
 2/18/2004     $16.25     $15.31       6.10%
 2/19/2004     $16.16     $15.25       6.00%
 2/20/2004     $15.99     $15.22       5.10%
 2/23/2004     $16.00     $15.17       5.50%
 2/24/2004     $15.41     $15.10       2.10%
 2/25/2004     $15.70     $15.13       3.80%
 2/26/2004     $15.80     $15.11       4.60%
 2/27/2004     $16.17     $15.17       6.60%
  3/1/2004     $16.25     $15.20       6.90%
  3/2/2004     $16.29     $15.20       7.20%
  3/3/2004     $16.16     $15.19       6.40%
  3/4/2004     $16.16     $15.21       6.20%
  3/5/2004     $16.03     $15.27       5.00%
  3/8/2004     $16.10     $15.32       5.10%
  3/9/2004     $16.30     $15.32       6.40%
 3/10/2004     $16.21     $15.28       6.10%
 3/11/2004     $16.00     $15.23       5.10%
 3/12/2004     $16.22     $15.25       6.40%
 3/15/2004     $16.32     $15.22       7.20%
 3/16/2004     $16.33     $15.14       7.90%
 3/17/2004     $16.17     $15.17       6.60%
 3/18/2004     $16.37     $15.14       8.10%
 3/19/2004     $16.43     $15.12       8.70%
 3/22/2004     $16.05     $14.97       7.20%
 3/23/2004     $16.10     $14.92       7.90%
 3/24/2004     $15.82     $14.91       6.10%
 3/25/2004     $15.95     $14.93       6.80%
 3/26/2004     $16.02     $14.98       6.90%
 3/29/2004     $16.09     $15.05       6.90%
 3/30/2004     $16.09     $15.08       6.70%
 3/31/2004     $16.20     $15.09       7.40%
  4/1/2004     $16.17     $15.10       7.10%
  4/2/2004     $16.16     $15.06       7.30%
  4/5/2004     $16.23     $15.08       7.60%
  4/6/2004     $16.00     $15.12       5.80%
  4/7/2004     $15.82     $15.15       4.40%
  4/8/2004     $15.90     $15.16       4.90%
  4/9/2004     $15.90     $15.17       4.80%
 4/12/2004     $15.75     $15.20       3.60%
 4/13/2004     $15.30     $15.15       1.00%
 4/14/2004     $14.94     $15.10      -1.10%
 4/15/2004     $14.77     $15.13      -2.40%
 4/16/2004     $14.82     $15.17      -2.30%
 4/19/2004     $15.05     $15.19      -0.90%
 4/20/2004     $15.04     $15.20      -1.10%
 4/21/2004     $14.92     $15.06      -0.90%
 4/22/2004     $14.81     $15.12      -2.10%
 4/23/2004     $14.90     $15.14      -1.60%
 4/26/2004     $15.00     $15.14      -0.90%
 4/27/2004     $14.77     $15.17      -2.60%
 4/28/2004     $14.71     $15.14      -2.80%
 4/29/2004     $14.66     $15.03      -2.50%
 4/30/2004     $14.71     $15.02      -2.10%
  5/3/2004     $14.72     $14.99      -1.80%
  5/4/2004     $14.50     $14.92      -2.80%
  5/5/2004     $14.75     $14.89      -0.90%
  5/6/2004     $14.65     $14.77      -0.80%
  5/7/2004     $14.39     $14.65      -1.80%
 5/10/2004     $13.99     $14.47      -3.30%
 5/11/2004     $13.83     $14.45      -4.30%
 5/12/2004     $14.08     $14.39      -2.20%
 5/13/2004     $13.95     $14.27      -2.20%
 5/14/2004     $13.98     $14.25      -1.90%
 5/17/2004     $13.77     $14.29      -3.60%
 5/18/2004     $13.76     $14.36      -4.20%
 5/19/2004     $13.79     $14.33      -3.80%
 5/20/2004     $13.84     $14.29      -3.10%
 5/21/2004     $13.87     $14.35      -3.30%
 5/24/2004     $13.89     $14.41      -3.60%
 5/25/2004     $14.20     $14.46      -1.80%
 5/26/2004     $14.55     $14.50       0.30%
 5/27/2004     $14.80     $14.51       2.00%
 5/28/2004     $14.94     $14.54       2.80%
  6/1/2004     $14.65     $14.52       0.90%
  6/2/2004     $14.79     $14.54       1.70%
  6/3/2004     $14.82     $14.50       2.20%
  6/4/2004     $14.95     $14.54       2.80%
  6/7/2004     $14.97     $14.58       2.70%
  6/8/2004     $14.97     $14.62       2.40%
  6/9/2004     $14.99     $14.64       2.40%
 6/10/2004     $14.98     $14.62       2.50%
 6/11/2004     $14.98     $14.63       2.40%
 6/14/2004     $14.71     $14.63       0.50%
 6/15/2004     $14.86     $14.62       1.60%
 6/16/2004     $14.74     $14.66       0.50%
 6/17/2004     $14.94     $14.69       1.70%
 6/18/2004     $14.95     $14.71       1.60%
 6/21/2004     $14.73     $14.62       0.80%
 6/22/2004     $14.90     $14.64       1.80%
 6/23/2004     $14.78     $14.64       1.00%
 6/24/2004     $14.69     $14.67       0.10%
 6/25/2004     $14.75     $14.69       0.40%
 6/28/2004     $14.63     $14.70      -0.50%
 6/29/2004     $14.86     $14.69       1.20%
 6/30/2004     $14.85     $14.67       1.20%
  7/1/2004     $15.00     $14.69       2.10%
  7/2/2004     $14.94     $14.72       1.50%
  7/6/2004     $14.98     $14.79       1.30%
  7/7/2004     $14.90     $14.81       0.60%
  7/8/2004     $15.02     $14.82       1.30%
  7/9/2004     $15.00     $14.85       1.00%
 7/12/2004     $15.02     $14.89       0.90%
 7/13/2004     $15.05     $14.91       0.90%
 7/14/2004     $15.19     $14.93       1.70%
 7/15/2004     $15.22     $14.95       1.80%
 7/16/2004     $15.20     $14.98       1.50%
 7/19/2004     $15.15     $15.03       0.80%
 7/20/2004     $15.26     $15.07       1.30%
 7/21/2004     $15.20     $14.89       2.10%
 7/22/2004     $15.15     $14.86       2.00%
 7/23/2004     $15.18     $14.85       2.20%
 7/26/2004     $15.15     $14.82       2.20%
 7/27/2004     $15.06     $14.74       2.20%
 7/28/2004     $15.19     $14.76       2.90%
 7/29/2004     $15.19     $14.76       2.90%
 7/30/2004     $15.15     $14.82       2.20%
  8/2/2004     $15.16     $14.82       2.30%
  8/3/2004     $15.20     $14.81       2.60%
  8/4/2004     $15.38     $14.81       3.80%
  8/5/2004     $15.43     $14.83       4.00%
  8/6/2004     $15.37     $14.86       3.40%
  8/9/2004     $15.40     $14.86       3.60%
 8/10/2004     $15.34     $14.79       3.70%
 8/11/2004     $15.45     $14.78       4.50%
 8/12/2004     $15.53     $14.79       5.00%
 8/13/2004     $15.44     $14.81       4.30%
 8/16/2004     $15.55     $14.82       4.90%
 8/17/2004     $15.55     $14.83       4.90%
 8/18/2004     $15.49     $14.85       4.30%
 8/19/2004     $15.48     $14.88       4.00%
 8/20/2004     $15.55     $14.88       4.50%
 8/23/2004     $15.32     $14.79       3.60%
 8/24/2004     $15.38     $14.81       3.80%
 8/25/2004     $15.31     $14.83       3.20%
 8/26/2004     $15.39     $14.85       3.60%
 8/27/2004     $15.49     $14.85       4.30%
 8/30/2004     $15.59     $14.87       4.80%
 8/31/2004     $15.58     $14.87       4.80%
  9/1/2004     $15.54     $14.89       4.40%
  9/2/2004     $15.52     $14.89       4.20%
  9/3/2004     $15.53     $14.91       4.20%
  9/7/2004     $15.65     $14.94       4.80%
  9/8/2004     $15.47     $14.97       3.30%
  9/9/2004     $15.61     $15.02       3.90%
 9/10/2004     $15.73     $15.06       4.40%
 9/13/2004     $15.78     $15.12       4.40%
 9/14/2004     $15.76     $15.12       4.20%
 9/15/2004     $15.84     $15.09       5.00%
 9/16/2004     $15.88     $15.10       5.20%
 9/17/2004     $15.85     $15.11       4.90%
 9/20/2004     $15.87     $15.13       4.90%
 9/21/2004     $15.57     $15.01       3.70%
 9/22/2004     $15.60     $15.03       3.80%
 9/23/2004     $15.59     $15.07       3.50%
 9/24/2004     $15.67     $15.03       4.30%
 9/27/2004     $15.79     $15.04       5.00%
 9/28/2004     $15.82     $15.03       5.30%
 9/29/2004     $15.80     $15.03       5.10%
 9/30/2004     $15.93     $15.02       6.10%
 10/1/2004     $15.75     $15.03       4.80%
 10/4/2004     $15.82     $15.05       5.10%
 10/5/2004     $15.80     $15.08       4.80%
 10/6/2004     $15.94     $15.12       5.40%
 10/7/2004     $15.89     $15.13       5.00%
 10/8/2004     $15.93     $15.15       5.10%
10/11/2004     $16.04     $15.16       5.80%
10/12/2004     $15.91     $15.20       4.70%
10/13/2004     $16.06     $15.18       5.80%
10/14/2004     $16.11     $15.20       6.00%
10/15/2004     $16.29     $15.20       7.20%
10/18/2004     $16.35     $15.20       7.60%
10/19/2004     $16.30     $15.19       7.30%
10/20/2004     $16.26     $15.04       8.10%
10/21/2004     $16.16     $15.07       7.20%
10/22/2004     $16.13     $15.08       7.00%
10/25/2004     $16.25     $15.12       7.50%
10/26/2004     $16.08     $15.16       6.10%
10/27/2004     $15.87     $15.20       4.40%
10/28/2004     $15.91     $15.24       4.40%
10/29/2004     $15.86     $15.32       3.50%
 11/1/2004     $15.92     $15.34       3.80%
 11/2/2004     $16.16     $15.37       5.10%
 11/3/2004     $16.16     $15.44       4.70%
 11/4/2004     $16.31     $15.51       5.20%
 11/5/2004     $16.30     $15.53       5.00%
 11/8/2004     $15.94     $15.53       2.60%
 11/9/2004     $15.83     $15.52       2.00%
11/10/2004     $15.98     $15.47       3.30%
11/11/2004     $16.10     $15.46       4.10%
11/12/2004     $16.10     $15.49       3.90%
11/15/2004     $16.25     $15.52       4.70%
11/16/2004     $16.25     $15.53       4.60%
11/17/2004     $16.31     $15.54       5.00%
11/18/2004     $16.26     $15.58       4.40%
11/19/2004     $16.35     $15.57       5.00%
11/22/2004     $16.28     $15.44       5.40%
11/23/2004     $16.30     $15.46       5.40%
11/24/2004     $16.34     $15.47       5.60%
11/26/2004     $16.34     $15.48       5.60%
11/29/2004     $16.20     $15.46       4.80%
11/30/2004     $16.10     $15.41       4.50%
 12/1/2004     $16.23     $15.41       5.30%
 12/2/2004     $16.00     $15.40       3.90%
 12/3/2004     $16.40     $15.43       6.30%
 12/6/2004     $16.27     $15.46       5.20%
 12/7/2004     $16.29     $15.48       5.20%
 12/8/2004     $16.31     $15.51       5.20%
 12/9/2004     $16.18     $15.54       4.10%
12/10/2004     $16.10     $15.55       3.50%
12/13/2004     $16.24     $15.58       4.20%
12/14/2004     $16.43     $15.60       5.30%
12/15/2004     $16.45     $15.64       5.20%
12/16/2004     $16.41     $15.64       4.90%
12/17/2004     $16.48     $15.63       5.40%
12/20/2004     $16.24     $15.51       4.70%
12/21/2004     $16.20     $15.53       4.30%
12/22/2004     $16.08     $15.54       3.50%
12/23/2004     $16.26     $15.55       4.60%
12/24/2004     $16.26     $15.55       4.60%
12/27/2004     $16.09     $15.57       3.30%
12/28/2004     $16.15     $15.56       3.80%
12/29/2004     $16.28     $15.57       4.60%
12/30/2004     $16.39     $15.59       5.10%
12/31/2004     $16.48     $15.59       5.70%
  1/3/2005     $16.27     $15.63       4.10%
  1/4/2005     $16.30     $15.65       4.20%
  1/5/2005     $16.23     $15.61       4.00%
  1/6/2005     $16.14     $15.60       3.50%
  1/7/2005     $15.98     $15.61       2.40%
 1/10/2005     $16.30     $15.60       4.50%
 1/11/2005     $16.33     $15.55       5.00%
 1/12/2005     $16.36     $15.55       5.20%
 1/13/2005     $16.37     $15.54       5.30%
 1/14/2005     $16.30     $15.53       5.00%
 1/18/2005     $16.33     $15.51       5.30%
 1/19/2005     $16.17     $15.54       4.10%
 1/20/2005     $16.01     $15.37       4.20%
 1/21/2005     $16.00     $15.36       4.20%
 1/24/2005     $15.99     $15.38       4.00%
 1/25/2005     $16.06     $15.40       4.30%
 1/26/2005     $15.91     $15.42       3.20%
 1/27/2005     $15.96     $15.45       3.30%
 1/28/2005     $15.91     $15.46       2.90%
 1/31/2005     $15.91     $15.49       2.70%
  2/1/2005     $15.93     $15.51       2.70%
  2/2/2005     $15.91     $15.56       2.20%
  2/3/2005     $15.85     $15.60       1.60%
  2/4/2005     $15.84     $15.65       1.20%
  2/7/2005     $15.89     $15.70       1.20%
  2/8/2005     $15.98     $15.75       1.50%
  2/9/2005     $16.00     $15.70       1.90%
 2/10/2005     $15.99     $15.68       2.00%
 2/11/2005     $15.99     $15.68       2.00%
 2/14/2005     $16.05     $15.70       2.20%
 2/15/2005     $16.00     $15.72       1.80%
 2/16/2005     $15.78     $15.63       1.00%
 2/17/2005     $15.81     $15.64       1.10%
 2/18/2005     $15.73     $15.64       0.60%
 2/22/2005     $15.39     $15.64      -1.60%
 2/23/2005     $15.21     $15.66      -2.90%
 2/24/2005     $15.41     $15.69      -1.80%
 2/25/2005     $15.53     $15.72      -1.20%
 2/28/2005     $15.50     $15.75      -1.60%
  3/1/2005     $15.53     $15.73      -1.30%
  3/2/2005     $15.48     $15.71      -1.50%
  3/3/2005     $15.46     $15.72      -1.70%
  3/4/2005     $15.44     $15.73      -1.80%
  3/7/2005     $15.44     $15.78      -2.20%
  3/8/2005     $15.48     $15.78      -1.90%
  3/9/2005     $15.25     $15.73      -3.10%
 3/10/2005     $15.22     $15.73      -3.20%
 3/11/2005     $15.23     $15.69      -2.90%
 3/14/2005     $15.30     $15.66      -2.30%
 3/15/2005     $15.07     $15.65      -3.70%
 3/16/2005     $15.00     $15.53      -3.40%
 3/17/2005     $15.09     $15.46      -2.40%
 3/18/2005     $15.05     $15.45      -2.60%
 3/21/2005     $14.93     $15.21      -1.80%
 3/22/2005     $14.99     $15.12      -0.90%
 3/23/2005     $14.67     $15.01      -2.30%
 3/24/2005     $14.20     $15.02      -5.50%
 3/25/2005     $14.20     $15.03      -5.50%
 3/28/2005     $14.16     $15.00      -5.60%
 3/29/2005     $14.22     $14.94      -4.80%
 3/30/2005     $14.42     $14.85      -2.90%
 3/31/2005     $14.85     $14.83       0.10%
  4/1/2005     $14.78     $14.85      -0.50%
  4/4/2005     $14.76     $14.81      -0.30%
  4/5/2005     $14.92     $14.84       0.50%
  4/6/2005     $14.90     $14.94      -0.30%
  4/7/2005     $14.90     $15.01      -0.70%
  4/8/2005     $15.00     $15.03      -0.20%
 4/11/2005     $14.95     $14.98      -0.20%
 4/12/2005     $14.89     $14.94      -0.30%
 4/13/2005     $14.89     $14.94      -0.30%
 4/14/2005     $14.85     $14.80       0.30%
 4/15/2005     $14.58     $14.68      -0.70%
 4/18/2005     $14.68     $14.61       0.50%
 4/19/2005     $14.74     $14.67       0.50%
 4/20/2005     $14.75     $14.60       1.00%
 4/21/2005     $14.60     $14.65      -0.30%
 4/22/2005     $14.68     $14.66       0.10%
 4/25/2005     $14.71     $14.66       0.30%
 4/26/2005     $14.61     $14.59       0.10%
 4/27/2005     $14.65     $14.48       1.20%
 4/28/2005     $14.58     $14.43       1.00%
 4/29/2005     $14.72     $14.38       2.40%
  5/2/2005     $14.82     $14.44       2.60%
  5/3/2005     $14.80     $14.45       2.40%
  5/4/2005     $14.75     $14.50       1.70%
  5/5/2005     $14.93     $14.51       2.90%
  5/6/2005     $14.94     $14.45       3.40%
  5/9/2005     $14.76     $14.47       2.00%
 5/10/2005     $14.91     $14.45       3.20%
 5/11/2005     $14.90     $14.37       3.70%
 5/12/2005     $14.90     $14.35       3.80%
 5/13/2005     $14.87     $14.27       4.20%
 5/16/2005     $14.89     $14.12       5.50%
 5/17/2005     $14.72     $14.04       4.80%
 5/18/2005     $14.83     $14.10       5.20%
 5/19/2005     $14.89     $14.09       5.70%
 5/20/2005     $14.86     $14.16       4.90%
 5/23/2005     $14.75     $14.25       3.50%
 5/24/2005     $14.70     $14.28       2.90%
 5/25/2005     $14.75     $14.39       2.50%
 5/26/2005     $14.68     $14.50       1.20%
 5/27/2005     $14.78     $14.56       1.50%
 5/31/2005     $15.01     $14.65       2.50%
  6/1/2005     $15.08     $14.75       2.20%
  6/2/2005     $15.04     $14.89       1.00%
  6/3/2005     $15.01     $14.94       0.50%
  6/6/2005     $15.03     $14.88       1.00%
  6/7/2005     $15.13     $14.89       1.60%
  6/8/2005     $15.07     $14.86       1.40%
  6/9/2005     $15.06     $14.84       1.50%
 6/10/2005     $15.13     $14.87       1.70%
 6/13/2005     $15.18     $14.89       1.90%
 6/14/2005     $15.29     $14.92       2.50%
 6/15/2005     $15.25     $14.96       1.90%
 6/16/2005     $15.30     $14.95       2.30%
 6/17/2005     $15.34     $14.95       2.60%
 6/20/2005     $15.20     $14.81       2.60%
 6/21/2005     $15.24     $14.83       2.80%
 6/22/2005     $15.23     $14.84       2.60%
 6/23/2005     $15.25     $14.85       2.70%
 6/24/2005     $15.17     $14.84       2.30%
 6/27/2005     $15.22     $14.80       2.80%
 6/28/2005     $15.19     $14.87       2.20%
 6/29/2005     $15.25     $14.91       2.30%
 6/30/2005     $15.27     $14.95       2.10%
  7/1/2005     $15.31     $14.96       2.30%
  7/5/2005     $15.40     $14.94       3.10%
  7/6/2005     $15.60     $14.95       4.30%
  7/7/2005     $15.65     $14.95       4.70%
  7/8/2005     $15.70     $14.98       4.80%
 7/11/2005     $15.75     $15.06       4.60%
 7/12/2005     $15.90     $15.11       5.20%
 7/13/2005     $15.77     $15.13       4.20%
 7/14/2005     $15.94     $15.16       5.10%
 7/15/2005     $15.95     $15.16       5.20%
 7/18/2005     $15.98     $15.16       5.40%
 7/19/2005     $15.99     $15.16       5.50%
 7/20/2005     $15.79     $15.02       5.10%
 7/21/2005     $15.76     $15.03       4.90%
 7/22/2005     $15.92     $15.04       5.90%
 7/25/2005     $15.93     $15.07       5.70%
 7/26/2005     $15.86     $15.09       5.10%
 7/27/2005     $15.96     $15.11       5.60%
 7/28/2005     $15.89     $15.14       5.00%
 7/29/2005     $15.93     $15.15       5.10%
  8/1/2005     $15.91     $15.13       5.20%
  8/2/2005     $15.92     $15.13       5.20%
  8/3/2005     $15.77     $15.12       4.30%
  8/4/2005     $15.76     $15.11       4.30%
  8/5/2005     $15.49     $15.06       2.90%
  8/8/2005     $15.27     $15.01       1.70%
  8/9/2005     $15.25     $15.03       1.50%
 8/10/2005     $15.53     $15.05       3.20%
 8/11/2005     $15.54     $15.07       3.10%
 8/12/2005     $15.55     $15.10       3.00%
 8/15/2005     $15.67     $15.10       3.80%
 8/16/2005     $15.68     $15.12       3.70%
 8/17/2005     $15.80     $15.12       4.50%
 8/18/2005     $15.86     $15.15       4.70%
 8/19/2005     $15.98     $15.17       5.30%
 8/22/2005     $15.89     $15.02       5.80%
 8/23/2005     $15.95     $15.05       6.00%
 8/24/2005     $15.91     $15.06       5.60%
 8/25/2005     $15.83     $15.09       4.90%
 8/26/2005     $15.85     $15.10       5.00%
 8/29/2005     $15.87     $15.09       5.20%
 8/30/2005     $15.86     $15.07       5.20%
 8/31/2005     $15.82     $15.05       5.10%
  9/1/2005     $15.71     $15.04       4.50%
  9/2/2005     $15.70     $15.02       4.50%
  9/6/2005     $15.71     $15.04       4.50%
  9/7/2005     $15.78     $15.04       4.90%
  9/8/2005     $15.81     $15.05       5.00%
  9/9/2005     $15.90     $15.06       5.60%
 9/12/2005     $15.97     $15.07       6.00%
 9/13/2005     $15.99     $15.08       6.00%
 9/14/2005     $15.96     $15.07       5.90%
 9/15/2005     $15.79     $15.05       4.90%
 9/16/2005     $15.82     $15.01       5.40%
 9/19/2005     $15.80     $14.96       5.60%
 9/20/2005     $15.87     $14.91       6.40%
 9/21/2005     $15.79     $14.75       7.10%
 9/22/2005     $15.73     $14.71       6.90%
 9/23/2005     $15.73     $14.72       6.90%
 9/26/2005     $15.72     $14.76       6.50%
 9/27/2005     $15.74     $14.74       6.80%
 9/28/2005     $15.54     $14.73       5.50%
 9/29/2005     $15.57     $14.73       5.70%
 9/30/2005     $15.64     $14.73       6.20%
 10/3/2005     $15.87     $14.74       7.70%
 10/4/2005     $15.85     $14.75       7.50%
 10/5/2005     $15.65     $14.73       6.20%
 10/6/2005     $15.55     $14.70       5.80%
 10/7/2005     $15.84     $14.68       7.90%
10/10/2005     $15.78     $14.70       7.30%
10/11/2005     $15.53     $14.62       6.20%
10/12/2005     $15.50     $14.53       6.70%
10/13/2005     $15.12     $14.44       4.70%
10/14/2005     $15.30     $14.50       5.50%
10/17/2005     $15.42     $14.62       5.50%
10/18/2005     $15.50     $14.69       5.50%
10/19/2005     $15.46     $14.68       5.30%
10/20/2005     $15.13     $14.55       4.00%
10/21/2005     $15.05     $14.61       3.00%
10/24/2005     $15.20     $14.61       4.00%
10/25/2005     $15.37     $14.61       5.20%
10/26/2005     $15.46     $14.52       6.50%
10/27/2005     $15.24     $14.48       5.20%
10/28/2005     $15.10     $14.45       4.50%
10/31/2005     $15.14     $14.48       4.60%
 11/1/2005     $15.10     $14.50       4.10%
 11/2/2005     $15.15     $14.50       4.50%
 11/3/2005     $15.11     $14.52       4.10%
 11/4/2005     $15.16     $14.51       4.50%
 11/7/2005     $15.12     $14.55       3.90%
 11/8/2005     $15.17     $14.54       4.30%
 11/9/2005     $15.30     $14.51       5.40%
11/10/2005     $15.29     $14.49       5.50%
11/11/2005     $15.40     $14.50       6.20%
11/14/2005     $15.52     $14.45       7.40%
11/15/2005     $15.54     $14.45       7.50%
11/16/2005     $15.57     $14.42       8.00%
11/17/2005     $15.46     $14.40       7.40%
11/18/2005     $15.36     $14.32       7.30%
11/21/2005     $15.29     $14.35       6.60%
11/22/2005     $15.33     $14.37       6.70%
11/23/2005     $15.31     $14.37       6.50%
11/25/2005     $15.36     $14.38       6.80%
11/28/2005     $15.40     $14.42       6.80%
11/29/2005     $15.40     $14.45       6.60%
11/30/2005     $15.24     $14.45       5.50%
 12/1/2005     $15.40     $14.47       6.40%
 12/2/2005     $15.46     $14.50       6.60%
 12/5/2005     $15.36     $14.48       6.10%
 12/6/2005     $15.30     $14.49       5.60%
 12/7/2005     $15.50     $14.49       7.00%
 12/8/2005     $15.47     $14.49       6.80%
 12/9/2005     $15.60     $14.53       7.40%
12/12/2005     $15.64     $14.55       7.50%
12/13/2005     $15.54     $14.57       6.70%
12/14/2005     $15.50     $14.59       6.20%
12/15/2005     $15.56     $14.57       6.80%
12/16/2005     $15.67     $14.59       7.40%
12/19/2005     $15.64     $14.61       7.00%
12/20/2005     $15.64     $14.44       8.30%
12/21/2005     $15.64     $14.44       8.30%
12/22/2005     $15.60     $14.46       7.90%
12/23/2005     $15.69     $14.46       8.50%
12/27/2005     $15.60     $14.49       7.70%
12/28/2005     $15.51     $14.50       7.00%
12/29/2005     $15.50     $14.50       6.90%
12/30/2005     $15.61     $14.51       7.60%
  1/3/2006     $15.71     $14.54       8.00%
  1/4/2006     $15.68     $14.58       7.50%
  1/5/2006     $15.70     $14.63       7.30%
  1/6/2006     $15.64     $14.68       6.50%
  1/9/2006     $15.78     $14.72       7.20%
 1/10/2006     $15.84     $14.70       7.80%
 1/11/2006     $15.81     $14.69       7.60%
 1/12/2006     $15.62     $14.67       6.50%
 1/13/2006     $15.12     $14.68       3.00%
 1/17/2006     $14.75     $14.64       0.80%
 1/18/2006     $14.78     $14.65       0.90%
 1/19/2006     $14.87     $14.56       2.10%
 1/20/2006     $14.80     $14.54       1.80%
 1/23/2006     $14.73     $14.56       1.20%
 1/24/2006     $14.50     $14.59      -0.60%
 1/25/2006     $14.26     $14.60      -2.30%
 1/26/2006     $13.81     $14.59      -5.30%
 1/27/2006     $14.08     $14.60      -3.60%
 1/30/2006     $13.92     $14.64      -4.90%
 1/31/2006     $14.04     $14.64      -4.10%
  2/1/2006     $14.08     $14.65      -3.90%
  2/2/2006     $14.27     $14.65      -2.60%
  2/3/2006     $14.17     $14.64      -3.20%
  2/6/2006     $14.20     $14.66      -3.10%
  2/7/2006     $14.28     $14.61      -2.30%
  2/8/2006     $14.42     $14.62      -1.40%
  2/9/2006     $14.37     $14.62      -1.70%
 2/10/2006     $14.34     $14.62      -1.90%
 2/13/2006     $14.35     $14.62      -1.80%
 2/14/2006     $14.55     $14.59      -0.30%
 2/15/2006     $14.40     $14.61      -1.40%
 2/16/2006     $14.59     $14.52       0.50%
 2/17/2006     $14.65     $14.57       0.50%
 2/21/2006     $14.69     $14.59       0.70%
 2/22/2006     $14.94     $14.62       2.20%
 2/23/2006     $15.20     $14.62       4.00%
 2/24/2006     $15.05     $14.63       2.90%
 2/27/2006     $14.97     $14.64       2.30%
 2/28/2006     $15.09     $14.64       3.10%
  3/1/2006     $15.04     $14.62       2.90%
  3/2/2006     $15.13     $14.59       3.70%
  3/3/2006     $14.95     $14.58       2.50%
  3/6/2006     $14.94     $14.57       2.50%
  3/7/2006     $14.90     $14.53       2.50%
  3/8/2006     $15.00     $14.52       3.30%
  3/9/2006     $14.96     $14.50       3.20%
 3/10/2006     $14.95     $14.50       3.10%
 3/13/2006     $14.90     $14.51       2.70%
 3/14/2006     $14.93     $14.54       2.70%
 3/15/2006     $14.92     $14.56       2.50%
 3/16/2006     $15.03     $14.60       2.90%
 3/17/2006     $15.00     $14.61       2.70%
 3/20/2006     $15.02     $14.63       2.70%
 3/21/2006     $14.89     $14.53       2.50%
 3/22/2006     $14.98     $14.54       3.00%
 3/23/2006     $14.86     $14.54       2.20%
 3/24/2006     $14.88     $14.55       2.30%
 3/27/2006     $14.82     $14.56       1.80%
 3/28/2006     $14.61     $14.57       0.30%
 3/29/2006     $14.65     $14.53       0.80%
 3/30/2006     $14.45     $14.52      -0.50%
 3/31/2006     $14.50     $14.54      -0.30%
  4/3/2006     $14.47     $14.56      -0.60%
  4/4/2006     $14.41     $14.56      -1.00%
  4/5/2006     $14.36     $14.56      -1.40%
  4/6/2006     $14.32     $14.54      -1.50%
  4/7/2006     $14.09     $14.54      -3.10%
 4/10/2006     $13.97     $14.53      -3.90%
 4/11/2006     $13.94     $14.55      -4.20%
 4/12/2006     $14.01     $14.56      -3.80%
 4/13/2006     $13.91     $14.53      -4.30%
 4/14/2006     $13.91     $14.53      -4.30%
 4/17/2006     $13.91     $14.55      -4.40%
 4/18/2006     $13.98     $14.56      -4.00%
 4/19/2006     $13.94     $14.46      -3.60%
 4/20/2006     $13.97     $14.48      -3.50%
 4/21/2006     $14.11     $14.51      -2.80%
 4/24/2006     $14.06     $14.54      -3.30%
 4/25/2006     $14.00     $14.53      -3.60%
 4/26/2006     $13.92     $14.51      -4.10%
 4/27/2006     $13.83     $14.52      -4.80%
 4/28/2006     $13.75     $14.54      -5.40%
  5/1/2006     $13.66     $14.56      -6.20%
  5/2/2006     $13.78     $14.57      -5.40%
  5/3/2006     $13.75     $14.58      -5.70%
  5/4/2006     $13.81     $14.58      -5.30%
  5/5/2006     $13.83     $14.59      -5.20%
  5/8/2006     $13.84     $14.64      -5.50%
  5/9/2006     $13.80     $14.66      -5.90%
 5/10/2006     $13.85     $14.67      -5.60%
 5/11/2006     $13.79     $14.70      -6.20%
 5/12/2006     $13.84     $14.66      -5.60%
 5/15/2006     $13.86     $14.64      -5.30%
 5/16/2006     $14.03     $14.63      -4.10%
 5/17/2006     $13.81     $14.55      -5.10%
 5/18/2006     $13.79     $14.57      -5.40%
 5/19/2006     $13.79     $14.49      -4.80%
 5/22/2006     $13.83     $14.45      -4.30%
 5/23/2006     $13.82     $14.45      -4.40%
 5/24/2006     $13.74     $14.42      -4.70%
 5/25/2006     $13.83     $14.44      -4.20%
 5/26/2006     $13.76     $14.46      -4.80%
 5/30/2006     $13.72     $14.45      -5.10%
 5/31/2006     $13.77     $14.45      -4.70%
  6/1/2006     $13.76     $14.45      -4.80%
  6/2/2006     $13.88     $14.49      -4.20%
  6/5/2006     $13.89     $14.48      -4.10%
  6/6/2006     $13.80     $14.44      -4.40%
  6/7/2006     $13.81     $14.46      -4.50%
  6/8/2006     $13.77     $14.43      -4.60%
  6/9/2006     $13.86     $14.45      -4.10%
 6/12/2006     $13.77     $14.46      -4.80%
 6/13/2006     $13.76     $14.42      -4.60%
 6/14/2006     $13.73     $14.33      -4.20%
 6/15/2006     $13.66     $14.32      -4.60%
 6/16/2006     $13.58     $14.31      -5.10%
 6/19/2006     $13.54     $14.30      -5.30%
 6/20/2006     $13.55     $14.28      -5.10%
 6/21/2006     $13.40     $14.10      -5.00%
 6/22/2006     $13.50     $14.08      -4.10%
 6/23/2006     $13.58     $14.08      -3.60%
 6/26/2006     $13.57     $14.06      -3.50%
 6/27/2006     $13.46     $14.08      -4.40%
 6/28/2006     $13.45     $14.07      -4.40%
 6/29/2006     $13.53     $14.14      -4.30%
 6/30/2006     $13.58     $14.23      -4.60%

TOP INDUSTRIES (% OF TOTAL INVESTMENTS)

                                     [CHART]

Media Broadcasting & Publishing   15.7%
Automotive                        12.6%
Entertainment & Leisure            9.8%
Oil & Gas                          8.1%
Telephone Systems                  7.2%
Commercial Services                6.1%
Electric Utilities                 5.9%
Health Care Providers              5.3%
Retailers                          4.4%
Communications                     3.6%
Other                             21.3%

MATURITY BREAKDOWN
(% OF TOTAL INVESTMENTS AND CASH)

                                     [CHART]

LESS THAN 1 Year       2.9%
1-3 Years              5.1%
3-5 Years              16.4%
5-7 Years              26.5%
7-10 Years             36.6%
10+ Years              12.5%

----------
1. Unless noted, data at or for six months ended June 30, 2006. High yield securities, also known as "junk bonds," are subject to additional risks such as the increased risk of default. Portfolio holdings are subject to change.

2. Performance for NAV and Market Price assume reinvestment of all dividends and capital gains. Shares of the Fund fluctuate in value. Fund performance changes over time and currently may be different from that shown as of 6/30/06. Past performance is no guarantee of future results. More current Fund performance information can be obtained by visiting the Fund's website at www.lbftincomeopportunity.com.

3.   Not annualized.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2006
(UNAUDITED)

PRINCIPAL                                                                   S&P     MOODY'S    FITCH
  AMOUNT     DESCRIPTION                                                  RATINGS   RATINGS   RATINGS    VALUE (a)

ASSET BACKED SECURITIES -- 0.8% OF TOTAL NET ASSETS
             AIRLINES -- 0.8%
$1,405,000   Delta Airlines, Inc., Pass-Through Certificates,
             Series 2000-1, Class A2
             7.570%, 11/18/2010                                                BB        Ba         B   $ 1,410,269
             TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $1,300,128)                                   1,410,269

CORPORATE DEBT -- 146.3% OF TOTAL NET ASSETS
             AUTOMOTIVE -- 18.6%
 1,100,000   Ford Motor Credit Co., Global Note
             7.375%, 10/28/2009                                                 B        Ba        BB     1,016,992
 5,000,000   Ford Motor Credit Co., Note
             6.500%, 1/25/2007                                                  B        Ba        BB     4,991,345
 6,870,000   Ford Motor Credit Co., Note, 144A
             9.750%, 9/15/2010                                                  B        Ba        BB     6,694,025
 2,630,000   Ford Motor Credit Co., Senior Note
             4.950%, 1/15/2008                                                  B        Ba        BB     2,475,774
 2,495,000   General Motors Acceptance Corp., Global Note
             5.125%, 5/09/2008                                                 BB        Ba        BB     2,390,222
 4,900,000   General Motors Acceptance Corp., Global Note
             6.125%, 1/22/2008                                                 BB        Ba        BB     4,803,347
 4,375,000   General Motors Acceptance Corp., Global Note
             6.875%, 9/15/2011                                                 BB        Ba        BB     4,174,450
   935,000   General Motors Acceptance Corp., Senior Note
             7.000%, 2/01/2012                                                 BB        Ba        BB       887,502
 4,360,000   General Motors Corp., Senior Note
             8.250%, 7/15/2023                                                  B       Caa         B     3,433,500
 1,580,000   Goodyear Tire & Rubber Co. Senior Note
             9.000%, 7/01/2015                                                  B         B       CCC     1,508,900
                                                                                                         32,376,057

             BEVERAGES, FOOD & TOBACCO -- 0.7%
 1,120,000   Le-Natures, Inc., Senior Subordinated Note, 144A
             9.000%, 6/15/2013                                                CCC         B        NR     1,180,200

             BUILDING MATERIALS -- 1.6%
 1,290,000   Nortek, Inc., Senior Subordinated Note
             8.500%, 9/01/2014                                                CCC       Caa        NR     1,248,075
 2,140,000   NTK Holdings, Inc., Senior Note, Step-Up
             0.000%/10.750%, 3/01/2014 (c)                                    CCC       Caa        NR     1,548,825
                                                                                                          2,796,900

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

PRINCIPAL                                                                   S&P     MOODY'S    FITCH
  AMOUNT     DESCRIPTION                                                  RATINGS   RATINGS   RATINGS    VALUE (a)

CORPORATE DEBT -- CONTINUED
             CHEMICALS -- 3.8%
$1,550,000   AmeriGas Partners, LP, Senior Note
             7.250%, 5/20/2015                                                 BB         B        BB   $ 1,464,750
   670,000   AmeriGas Partners, LP/AP Eagle Finance Corp., Senior Note
             7.125%, 5/20/2016                                                 BB         B        BB       628,125
 1,155,000   Equistar Chemicals, LP/Equistar Funding Corp., Senior Note
             10.625%, 5/01/2011                                                BB         B        BB     1,240,181
   915,000   Methanex Corp., Senior Note
             8.750%, 8/15/2012                                                BBB        Ba       BBB       982,481
   670,000   Nell AF Sarl, Guaranteed Senior Subordinated Note, 144A
             8.375%, 8/15/2015                                                  B         B        NR       644,037
 1,745,000   PQ Corp., Senior Subordinated Note
             7.500%, 2/15/2013                                                  B         B        NR     1,640,300
                                                                                                          6,599,874
             COAL -- 3.7%
 2,650,000   Arch Western Finance LLC, Guaranteed Senior Note
             6.750%, 7/01/2013
 2,800,000   Massey Energy Co., Senior Note                                    BB        Ba        NR     2,537,375
             6.875%, 12/15/2013
 1,275,000   Peabody Energy Corp., Senior Note                                 BB         B        NR     2,604,000
             6.875%, 3/15/2013
                                                                               BB        Ba       BBB     1,252,687
                                                                                                          6,394,062
             COMMERCIAL SERVICES -- 9.0%
 1,375,000   Allied Waste North America Inc., Senior Note
             7.250%, 3/15/2015                                                 BB         B         B     1,313,125
 2,300,000   Cardtronics, Inc., Senior Subordinated Note, 144A
             9.250%, 8/15/2013                                                  B       Caa        NR     2,265,500
 1,320,000   Education Management LLC/Education Management Corp.,
             Senior Note, 144A
             8.750%, 6/01/2014                                                CCC         B        NR     1,306,800
 2,945,000   Knowledge Learning Corp., Inc., Senior Subordinated
             Note, 144A
             7.750%, 2/01/2015                                                  B         B        NR     2,694,675
 3,105,000   Language Line, Inc., Note
             11.125%, 6/15/2012                                               CCC       Caa        NR     3,011,850
 3,105,000   Monitronics International, Inc., Senior Subordinated Note
             11.750%, 9/01/2010                                                 B         B        NR     3,062,306
 2,125,000   Service Corp. International/US, Senior Note, 144A Step-Up
             7.000%/8.000%, 6/15/2017 (c)                                      BB        Ba        NR     1,986,875
                                                                                                         15,641,131

See accompanying notes to financial statements.

PRINCIPAL                                                                      S&P     MOODY'S    FITCH
AMOUNT       DESCRIPTION                                                     RATINGS   RATINGS   RATINGS    VALUE (a)

CORPORATE DEBT -- CONTINUED
             COMMUNICATIONS -- 5.3%
$1,335,000   Dycom Industries, Inc., Senior Subordinated Note
             8.125%, 10/15/2015                                                    B        Ba        NR   $1,338,337
 2,200,000   Intelsat Bermuda, Ltd., Guaranteed Senior Note, 144A
             9.250%, 6/15/2016 (d)                                                 B         B        BB    2,271,500
 3,375,000   Intelsat Subsidiary Holding Co., Ltd., Guaranteed Senior Note
             8.625%, 1/15/2015                                                     B         B        BB    3,383,437
   450,000   L-3 Communications Corp., Senior Subordinated Note
             5.875%, 1/15/2015                                                    BB        Ba        BB      419,625
 1,830,000   L-3 Communications Corp., Senior Subordinated Note
             7.625%, 6/15/2012                                                    BB        Ba        BB    1,857,450
                                                                                                            9,270,349
             COMPUTERS -- 1.9%
 3,225,000   Sungard Data Systems, Inc., Senior Note, 144A
             9.125%, 8/15/2013                                                     B         B         B    3,345,937
             CONTAINERS & PACKAGING -- 2.9%
   860,000   Ball Corp., Guaranteed Senior Note
             6.875%, 12/15/2012                                                   BB        Ba        BB      842,800
 1,855,000   Crown Americas, Inc., Guaranteed Senior Note, 144A
             7.750%, 11/15/2015                                                    B         B        NR    1,827,175
 2,345,000   Owens-Brockway Glass Container, Senior Secured Note
             8.750%, 11/15/2012                                                   BB         B        BB    2,441,731
                                                                                                            5,111,706
             ELECTRIC UTILITIES -- 8.7%
 1,445,000   AES Corp. Senior Secured Note, 144A
             8.750%, 5/15/2013                                                    BB        Ba        BB    1,546,150
 2,505,000   CMS Energy Corp., Senior Note
             7.750%, 8/01/2010                                                     B         B        BB    2,542,575
 2,485,000   Midwest Generation LLC, Senior Secured Note
             8.750%, 5/01/2034                                                     B        Ba         B    2,634,100
 2,595,000   Mirant Americas Generation, Inc., Senior Note
             8.300%, 5/01/2011                                                     B         B         B    2,562,562
 1,410,000   Mission Energy Holding Co., Senior Secured Note
             13.500%, 7/15/2008                                                    B         B         B    1,572,150
 1,300,000   NRG Energy, Inc., Senior Note
             7.375%, 2/01/2016                                                     B         B         B    1,267,500
 1,580,000   TECO Energy, Inc., Note
             7.500%, 6/15/2010                                                    BB        Ba        BB    1,611,600

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

PRINCIPAL                                                                      S&P     MOODY'S    FITCH
AMOUNT       DESCRIPTION                                                     RATINGS   RATINGS   RATINGS    VALUE (a)

CORPORATE DEBT -- CONTINUED
             ELECTRIC UTILITIES -- CONTINUED
$1,500,000   TXU Corp., Series Q, Senior Note
             6.500%, 11/15/2024                                                  BB        Ba        BBB   $ 1,338,048
                                                                                                            15,074,685
             ELECTRONICS -- 2.6%
 1,350,000   Flextronics International Ltd., Senior Subordinated Note
             6.500%, 5/15/2013                                                   BB        Ba         BB     1,282,500
 1,565,000   Sensata Technologies BV, Senior Note, 144A
             8.000%, 5/01/2014                                                    B         B         NR     1,510,225
 1,720,000   Xerox Corp., Note
             7.625%, 6/15/2013                                                   BB        Ba         BB     1,732,900
                                                                                                             4,525,625
             ENTERTAINMENT & LEISURE -- 14.4%
 1,210,000   AMC Entertainment, Inc., Senior Subordinated Note
             11.000%, 2/01/2016                                                  CCC        B         NR     1,294,700
 2,160,000   AMF Bowling Worldwide, Inc., Senior Subordinated Note
             10.000%, 3/01/2010                                                  CCC       Caa        NR     2,208,600
 1,750,000   Blockbuster, Inc., Senior Subordinated Note
             9.000%, 9/01/2012                                                   CCC       Caa         B     1,631,875
   990,000   Choctaw Resort Development Enterprise, Senior Note, 144A
             7.250%, 11/15/2019                                                  BB         B         NR       970,200
 2,630,000   Chukchansi Economic Development Authority, Note, 144A
             8.000%, 11/15/2013                                                  BB         B         NR     2,646,437
 2,000,000   Chumash Casino & Resort Enterprise, Senior Note, 144A
             9.000%, 7/15/2010                                                   BB        Ba         NR     2,087,500
 1,115,000   Majestic Star Casino LLC/ Majestic Star Casino Cap,
             Senior Note
             9.500%, 10/15/2010                                                  BB         B         NR     1,167,962
   500,000   Majestic Star Casino LLC/ Majestic Star Casino Capital
             Corp. II, Senior Secured Note, 144A
             9.750%, 1/15/2011                                                    B         B         NR       501,250
 1,090,000   Marquee, Inc., Series B, Senior Note
             8.625%, 8/15/2012                                                    B         B          B     1,119,975
 1,370,000   MGM Mirage, Guaranteed Senior Note
             8.500%, 9/15/2010                                                   BB        Ba         BB     1,423,087
 1,275,000   Mohegan Tribal Gaming Authority, Senior Subordinated Note
             8.000%, 4/01/2012                                                    B        Ba         NR     1,295,719
 1,550,000   Pokagon Gaming Authority, Senior Note, 144A
             10.375%, 6/15/2014                                                   B         B         NR     1,602,312

See accompanying notes to financial statements.

PRINCIPAL                                                                  S&P     MOODY'S    FITCH
AMOUNT       DESCRIPTION                                                 RATINGS   RATINGS   RATINGS    VALUE (a)

CORPORATE DEBT -- CONTINUED
             ENTERTAINMENT & LEISURE -- CONTINUED
$1,255,000   Royal Caribbean Cruises Ltd., Senior Note
             7.500%, 10/15/2027                                            BBB        Ba        NR     $ 1,203,578
 1,475,000   San Pasqual Casino, Senior Note, 144A
             8.000%, 9/15/2013                                              B          B        NR       1,471,312
   480,000   Station Casinos, Inc., Senior Note
             6.000%, 4/01/2012                                             BB         Ba        NR         449,400
 1,730,000   Station Casinos, Inc., Senior Subordinated Note
             6.875%, 3/01/2016                                              B          B        NR       1,613,225
 3,385,000   WMG Holdings Corp., Senior Note, Step-Up
             0.000%/9.500%, 12/15/2014 (c)                                  B          B         B       2,437,200
                                                                                                        25,124,332

             FINANCIAL SERVICES -- 1.1%
   500,000   American Real Estate Partners, LP, Senior Note
             8.125%, 6/01/2012                                             BB         Ba        NR         498,750
 1,470,000   American Real Estate Partners, LP/American Real Estate
             Finance Corp., Senior Note
             7.125%, 2/15/2013                                             BB         Ba        NR       1,411,200
                                                                                                         1,909,950

             FOREST PRODUCTS & PAPER -- 1.8%
 1,090,000   Bowater, Inc., Note
             9.000%, 8/01/2009                                              B          B        BB       1,106,350
   535,000   Bowater, Inc., Senior Note, (FRN)
             8.329%, 3/15/2010                                              B          B        BB         535,000
   310,000   Graphic Packaging International Corp., Senior
             Subordinated Note
             9.500%, 8/15/2013                                              B          B        NR         306,900
 1,200,000   Graphic Packaging International Corp., Senior Note
             8.500%, 8/15/2011                                              B          B        NR       1,197,000
                                                                                                         3,145,250

             HEALTH CARE PROVIDERS -- 7.9%
 1,370,000   Multiplan, Inc., Senior Subordinated Note, 144A
             10.375%, 4/15/2016                                             B         Caa       NR       1,387,125
 1,465,000   National Mentor Holdings, Senior Subordinated Note, 144A
             11.250%, 7/01/2014                                            CCC        Caa       NR       1,490,637
 2,100,000   Rural/Metro Corp., Senior Subordinated Note
             9.875%, 3/15/2015                                             CCC         B        NR       2,170,875
 1,460,000   Select Medical Corp., Guaranteed Senior Subordinated Note
             7.625%, 2/01/2015                                              B          B        NR       1,270,200

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

PRINCIPAL                                                                  S&P     MOODY'S    FITCH
AMOUNT       DESCRIPTION                                                 RATINGS   RATINGS   RATINGS    VALUE (a)

CORPORATE DEBT -- CONTINUED
             HEALTH CARE PROVIDERS -- CONTINUED
$2,485,000   Spheris, Inc., Senior Subordinated Note
             11.000%, 12/15/2012                                           CCC       Caa       NR      $ 2,311,050
 1,260,000   Triad Hospitals, Inc., Senior Subordinated Note
             7.000%, 11/15/2013                                             B         B         B        1,225,350
 1,595,000   US Oncology Holdings, Inc., Senior Note, (FRN)
             10.320%, 3/15/2015                                             B        Caa       NR        1,626,900
   900,000   US Oncology, Inc., Senior Note
             9.000%, 8/15/2012                                              B         B        NR          936,000
 1,330,000   Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note
             6.500%, 6/01/2016                                             BB        Ba        NR        1,275,138
                                                                                                        13,693,275

             HEAVY MACHINERY -- 1.0%
   570,000   Mueller Group, Inc., Senior Subordinated Note
             10.000%, 5/01/2012                                             B         B        NR          612,750
 1,250,000   Mueller Holdings, Inc., Senior Note, Step-Up
             0.000%/14.750%, 4/15/2014 (c)                                  B        Caa       NR        1,050,000
                                                                                                         1,662,750

             HOME CONSTRUCTION, FURNISHINGS & APPLIANCES -- 0.3%
   560,000   K Hovnanian Enterprises, Inc., Senior Note
             8.000%, 4/01/2012                                             BB        Ba        BB          560,000

             MEDIA - BROADCASTING & PUBLISHING -- 23.1%
 2,005,000   CCH I Holdings LLC, Guaranteed Senior Note
             10.000%, 5/15/2014                                            CCC       Ca        CCC       1,203,000
   633,000   CCH I LLC, Senior Secured Note
             11.000%, 10/01/2015                                           CCC       Caa       CCC         553,875
 1,000,000   Charter Communications Operating LLC/Charter
             Communications Capital Corp., Senior Note, 144A
             8.375%, 4/30/2014                                              B         B         B        1,001,250
 2,420,000   CMP Susquehanna Corp., Senior Subordinated Note, 144A
             9.875%, 5/15/2014                                             CCC        B        NR        2,250,600
 2,525,000   CSC Holdings, Inc., Series B, Senior Note
             8.125%, 8/15/2009                                              B         B        BB        2,569,188
 2,960,000   Dex Media, Inc., Note
             8.000%, 11/15/2013                                             B         B        CCC       2,974,800
 1,800,000   DirecTV Holdings LLC/DirecTV Financing Co., Senior Note
             8.375%, 3/15/2013                                             BB        Ba        BB        1,885,500
 2,010,000   Echostar DBS Corp., Guaranteed Senior Note, 144A
             7.125%, 2/01/2016                                             BB        Ba        BB        1,934,625

See accompanying notes to financial statements.

PRINCIPAL                                                                  S&P     MOODY'S    FITCH
AMOUNT       DESCRIPTION                                                 RATINGS   RATINGS   RATINGS    VALUE (a)

CORPORATE DEBT -- CONTINUED
             MEDIA - BROADCASTING & PUBLISHING -- CONTINUED
$1,400,000   Echostar DBS Corp., Senior Note
             6.625%, 10/01/2014                                            BB        Ba        BB      $ 1,316,000
   720,000   Entercom Radio LLC/Entercom Capital, Inc., Senior
             Subordinated Note
             7.625%, 3/01/2014                                              B        Ba        NR          718,200
 3,975,000   Houghton Mifflin Co., Senior Note
             8.250%, 2/01/2011                                             CCC        B         B        4,024,688
 1,675,000   Liberty Media Corp., Senior Note
             8.500%, 7/15/2029                                             BB        Ba        BB        1,629,058
   580,000   LIN Television Corp., Senior Subordinated Note
             6.500%, 5/15/2013                                              B         B        NR          529,250
   675,000   LIN Television Corp., Series B, Senior Subordinated Note
             6.500%, 5/15/2013                                              B         B        NR          615,938
   320,000   Mediacom Broadband LLC, Senior Note
             8.500%, 10/15/2015                                             B         B         B          307,200
 2,070,000   Mediacom LLC/Mediacom Capital Corp., Senior Note
             9.500%, 1/15/2013                                              B         B        CCC       2,059,650
 5,615,000   Paxson Communications Corp., Senior Note, 144A, (FRN)
             11.318%, 1/15/2013                                            CCC        B        NR        5,629,038
 2,375,000   Primedia, Inc., Senior Note
             8.875%, 5/15/2011                                              B         B        NR        2,280,000
   300,000   Primedia, Inc., Senior Note, (FRN)
             10.545%, 5/15/2010                                             B         B        NR          306,375
 3,130,000   RH Donnelley Corp., Senior Note, 144A
             8.875%, 1/15/2016                                              B        Caa       CCC       3,157,388
   785,000   Rogers Cable, Inc., Senior Secured Note
             7.875%, 5/01/2012                                             BB        Ba        BB          802,663
 1,355,000   Rogers Cable, Inc., Senior Secured Note
             8.750%, 5/01/2032                                             BB        Ba        BB        1,460,013
 1,025,000   Young Broadcasting, Inc., Senior Subordinated Note
             8.750%, 1/15/2014                                             CCC       Caa       NR          855,875
   190,000   Young Broadcasting, Inc., Senior Subordinated Note
             10.000%, 3/01/2011                                            CCC       Caa       NR          169,100
                                                                                                        40,233,274
             MEDICAL SUPPLIES -- 1.9%
 4,995,000   CDRV Investors, Inc., Senior Note, Step-Up
             0.000%/9.625%, 1/01/2015 (c)                                   B        Caa       NR        3,371,625

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

 PRINCIPAL                                                                  S&P     MOODY'S    FITCH
  AMOUNT     DESCRIPTION                                                  RATINGS   RATINGS   RATINGS    VALUE (a)

CORPORATE DEBT -- CONTINUED
             OIL & GAS -- 12.0%
$2,065,000   Chesapeake Energy Corp., Senior Note
             6.375%, 6/15/2015                                                 BB        Ba        BB   $ 1,915,288
   210,000   Chesapeake Energy Corp., Senior Note
             7.000%, 8/15/2014                                                 BB        Ba        BB       203,175
 3,290,000   Chesapeake Energy Corp., Senior Note
             7.625%, 7/15/2013                                                 BB        Ba        BB     3,310,563
 2,650,000   El Paso Corp., Note, 144A
             7.750%, 6/15/2010                                                  B         B        NR     2,689,750
   920,000   El Paso Corp., Senior Note, 144A
             9.625%, 5/15/2012                                                  B         B        NR     1,005,100
 2,190,000   El Paso Natural Gas Co., Note
             8.375%, 6/15/2032                                                  B        Ba        NR     2,329,337
 2,015,000   Ferrellgas Partners, LP/Ferrellgas Partners Finance Corp.,
             Senior Note
             8.750%, 6/15/2012                                                  B         B        NR     2,045,225
   840,000   Forest Oil Corp., Senior Note
             7.750%, 5/01/2014                                                  B        Ba        NR       842,100
 1,090,000   Forest Oil Corp., Senior Note
             8.000%, 12/15/2011                                                 B        Ba        NR     1,114,525
 1,770,000   Kerr-McGee Corp., Note
             6.950%, 7/01/2024                                                 BB        Ba        BB     1,779,193
   500,000   Newfield Exploration Co., Senior Note
             7.625%, 3/01/2011                                                 BB        Ba        BB       506,250
   435,000   Southern Natural Gas Co., Note
             8.000%, 3/01/2032                                                  B        Ba        NR       449,488
   740,000   Targa Resources, Inc., Senior Note, 144A
             8.500%, 11/01/2013                                                 B         B        NR       714,100
 2,025,000   Transcontinental Gas Pipe Line Corp., Note
             7.250%, 12/01/2026                                                BB        Ba       BBB     1,971,844
                                                                                                         20,875,938
             PHARMACEUTICALS -- 2.4%
 1,655,000   Athena Neurosciences Finance LLC, Senior Note
             7.250%, 2/21/2008                                                  B         B        NR     1,642,588
 1,230,000   Biovail Corp., Senior Subordinated Note
             7.875%, 4/01/2010                                                 BB         B        NR     1,245,375
 1,280,000   Elan Finance PLC/Elan Finance Corp., Guaranteed Senior
             Note, (FRN)
             9.170%, 11/15/2011                                                 B         B        NR     1,292,800
                                                                                                          4,180,763

See accompanying notes to financial statements.

 PRINCIPAL                                                                  S&P     MOODY'S    FITCH
  AMOUNT     DESCRIPTION                                                  RATINGS   RATINGS   RATINGS    VALUE (a)

CORPORATE DEBT -- CONTINUED
             RESTAURANTS -- 0.8%
$1,370,000   NPC International, Inc., Senior Subordinated Note, 144A
             9.500%, 5/01/2014                                                  B       Caa        NR   $ 1,325,475
             RETAILERS -- 6.5%
 2,255,000   Amscan Holdings, Inc., Senior Subordinated Note
             8.750%, 5/01/2014                                                CCC       Caa        NR     1,973,125
 1,050,000   Autonation, Inc., Guaranteed Senior Note, 144A
             7.000%, 4/15/2014                                                 BB        Ba        BB     1,034,250
   260,000   Autonation, Inc., Guaranteed Senior Note, 144A, (FRN)
             7.045%, 4/15/2013                                                 BB        Ba        BB       258,700
 1,130,000   Dollarama Group, LP, Senior Subordinated Note, 144A
             8.875%, 8/15/2012                                                  B         B        NR     1,135,650
   660,000   GSC Holdings Corp., Guaranteed Senior Note
             8.000%, 10/01/2012                                                 B        Ba        NR       660,000
 2,045,000   JC Penney Corp., Note
             8.125%, 4/01/2027                                                BBB       Baa       BBB     2,113,223
   180,000   Jean Coutu Group, Inc., Senior Note
             7.625%, 8/01/2012                                                  B         B         B       174,600
 2,265,000   Jean Coutu Group, Inc., Senior Subordinated Note
             8.500%, 8/01/2014                                                  B       Caa       CCC     2,083,800
 2,205,000   Movie Gallery, Inc., Senior Note
             11.000%, 5/01/2012                                               CCC       Caa        NR     1,642,725
   295,000   Stripes Acquisition LLC/Susser Finance Corp., Senior
             Note, 144A
             10.625%, 12/15/2013                                                B         B        NR       311,225
                                                                                                         11,387,298

             TELEPHONE SYSTEMS -- 10.6%
   640,000   American Cellular Corp., Series B, Senior Note
             10.000%, 8/01/2011                                                 B         B         B       673,600
   895,560   Calpoint Receivables Structured Trust 2001, Note, 144A
             7.440%, 12/10/2006                                                NR         B       CCC       897,799
 2,635,000   Centennial Cellular Operating Co./Centennial
             Communications Corp., Guaranteed Senior Note
             10.125%, 6/15/2013                                               CCC         B         B     2,773,338
    35,000   Dobson Cellular Systems, Senior Note
             8.375%, 11/01/2011                                                 B         B        BB        35,963
 2,740,000   Dobson Communications Corp., Senior Note
             8.875%, 10/01/2013                                               CCC       Caa       CCC     2,692,050
 2,540,000   Nordic Telephone Co. Holdings, Senior Note, 144A
             8.875%, 5/01/2016                                                  B         B         B     2,609,850

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

 PRINCIPAL                                                           S&P     MOODY'S    FITCH
  AMOUNT     DESCRIPTION                                           RATINGS   RATINGS   RATINGS     VALUE (a)

CORPORATE DEBT -- CONTINUED
             TELEPHONE SYSTEMS -- CONTINUED
$3,280,000   Qwest Corp., Note
             8.875%, 3/15/2012                                          BB        Ba        BB   $  3,460,400
   665,000   Rogers Wireless Communications, Inc.,
             Senior Secured Note
             7.500%, 3/15/2015                                          BB        Ba        BB        671,650
 2,715,000   Windstream Corp., Senior Note, 144A
             8.125%, 8/01/2013 (d)                                      BB        Ba        BB      2,769,300
 1,910,000   Windstream Corp., Senior Note, 144A
             8.625%, 8/01/2016 (d)                                      BB        Ba        BB      1,952,975
                                                                                                   18,536,925
             TRANSPORTATION -- 3.7%
 2,640,000   Grupo Transportacion Ferroviaria Mexicana SA de CV,
             Senior Note
             9.375%, 5/01/2012                                           B         B         B      2,811,600
   175,000   Stena AB, Note
             9.625%, 12/01/2012                                         BB        Ba        NR        185,938
 2,055,000   Stena AB, Senior Note
             7.000%, 12/01/2016                                         BB        Ba        NR      1,890,600
 1,675,000   Stena AB, Senior Note
             7.500%, 11/01/2013                                         BB        Ba        NR      1,624,750
                                                                                                    6,512,888
             TOTAL CORPORATE DEBT (IDENTIFIED COST $255,093,354)                                  254,836,269

             TOTAL INVESTMENTS -- 147.1%
             (IDENTIFIED COST $256,393,482) (b)                                                   256,246,538
             Other Assets, Less Liabilities -- 4.6%                                                 8,016,246
             Money Market Cumulative Preferred Shares plus cumulative unpaid dividends (51.7%)    (90,026,401)

             TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS -- 100%                          $174,236,383

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

    a   See Note 2a of Notes to Financial Statements.

    b   Federal Tax Information:

        At June 30, 2006, the net unrealized appreciation on investments based on cost of $256,971,449 for federal income tax purposes was as follows:

        Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value over tax
        cost                                                        $ 4,100,305

        Aggregate gross unrealized depreciation for all investments
        in which there is an excess of tax cost over value           (4,825,216)

        Net unrealized depreciation                                 $  (724,911)

    c Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

    d All or a portion of this security was purchased on a when-issued basis. At June 30, 2006, these securities amounted to $6,993,775.

  FRN Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of June 30, 2006.

144 A Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and have been deemed by the adviser to be liquid. At the period end, the value of 144A securities amounted to $70,106,947 or 40.2% of net assets applicable to common shareholders.

        Quality Profile

        The quality ratings of securities in the Fund as of June 30, 2006 were as follows:

                                             PERCENT OF
                                         TOTAL INVESTMENTS
S&P RATING/MOODY'S RATING/FITCH RATING       AND CASH**
BBB/Baa/BBB                                      3.4%
BB/Ba/BB                                        45.9
B/B/B                                           40.3
CCC/Caa/CCC                                      7.9
Cash                                             2.5
                                               100.0%

**   Percentages compiled using the highest rating for each security.

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

STATEMENT OF ASSETS & LIABILITIES

JUNE 30, 2006
(UNAUDITED)

ASSETS
   Investments at cost                                                           $256,393,482
   Net unrealized (depreciation)                                                     (146,944)
      INVESTMENTS AT VALUE                                                        256,246,538
   Cash                                                                             6,534,744
   Receivable for securities sold                                                   4,314,397
   Interest receivable                                                              5,017,670
   Interest rate swap contracts, at market value                                    1,167,699
   Prepaid expenses                                                                     9,195
      TOTAL ASSETS                                                                273,290,243

LIABILITIES
   Payable for securities purchased                                                 7,436,639
   Distributions payable to common shareholders                                         8,991
   Management fees payable                                                            130,824
   Payable for collateral on interest rate swap contracts                           1,226,000
   Other accrued expenses                                                             225,005
      TOTAL LIABILITIES                                                             9,027,459

   MONEY MARKET CUMULATIVE PREFERRED SHARES (3,600 SHARES ISSUED AND
      OUTSTANDING) AT LIQUIDATION VALUE PLUS CUMULATIVE UNPAID DISTRIBUTIONS       90,026,401
NET ASSETS APPLICABLE TO COMMON SHARES                                           $174,236,383

NET ASSETS CONSIST OF:
   Common Shares, no par value; unlimited number of shares authorized,
      12,248,410 shares issued and outstanding                                   $173,836,893
   Distributions in excess of net investment income                                  (173,073)
   Accumulated net realized loss on investments                                      (448,192)
   Net unrealized appreciation of investments and interest rate swap contracts      1,020,755
      NET ASSETS APPLICABLE TO COMMON SHARES                                     $174,236,383

COMPUTATION OF NET ASSET VALUE PER COMMON SHARE:
      NET ASSETS                                                                 $174,236,383
      COMMON SHARES ISSUED AND OUTSTANDING                                         12,248,410
      NET ASSET VALUE PER SHARE                                                  $      14.23
      MARKET VALUE (CLOSING PRICE PER SHARE ON THE NEW YORK STOCK EXCHANGE)      $      13.58

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                        $11,387,912
   Expenses
      Management fee                                                   797,304
      Investor service fee                                              66,442
      Trustees' fees and expenses                                       35,173
      Custodian fee                                                    157,156
      Audit and tax services                                            25,638
      Legal fee                                                         95,179
      Shareholder reports                                               33,012
      Preferred shares auction                                         114,942
      Insurance expense                                                 41,033
      Miscellaneous                                                     19,395
      TOTAL EXPENSES                                                 1,385,274
      NET INVESTMENT INCOME                                         10,002,638

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Realized gain on:
      Investments -- net                                                43,244
      Interest rate swap contracts -- net                              578,982
   Change in unrealized appreciation (depreciation) of:
      Investments -- net                                            (3,649,168)
      Interest rate swap contracts -- net                             (234,943)
   Net realized and unrealized loss on investments and interest
      rate swap contracts                                           (3,261,885)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 6,740,753
------------------------------------------------------------------------------
LESS DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT
INCOME                                                              (2,091,952)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES RESULTING
FROM OPERATIONS                                                    $ 4,648,801
------------------------------------------------------------------------------

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS ENDED
                                                                      JUNE 30, 2006        YEAR ENDED
                                                                       (UNAUDITED)     DECEMBER 31, 2005

FROM OPERATIONS:
   Net investment income                                                $ 10,002,638        $ 20,919,672
   Net realized gain (loss) on investments and interest rate swap
      contracts                                                              622,226            (115,972)
   Net change in unrealized (depreciation) of investments and
      interest rate swap contracts                                        (3,884,111)        (11,421,758)
   Distributions to preferred shareholders from net investment
      income                                                              (2,091,952)         (2,993,978)
   NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES
      RESULTING FROM OPERATIONS                                            4,648,801           6,387,964

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income                                                  (8,083,759)        (19,265,627)
   Net realized gain on investments                                               --            (235,064)
   Return of capital                                                              --             (49,045)
                                                                          (8,083,759)        (19,549,736)

INCREASE (DECREASE) IN NET ASSETS DERIVED FROM
COMMON SHARE TRANSACTIONS:                                                    12,766             120,786
   TOTAL NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO
      COMMON SHARES                                                       (3,422,192)        (13,040,986)

NET ASSETS APPLICABLE TO COMMON SHARES
   Beginning of period                                                   177,658,575         190,699,561
   End of period                                                        $174,236,383        $177,658,575
   DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                     $   (173,073)       $         --

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

                                                                        SIX MONTHS                             FOR THE PERIOD
                                                                          ENDED                                 JULY 28, 2003
                                                                         JUNE 30,                                  THROUGH
                                                                           2006      YEAR ENDED DECEMBER 31,    DECEMBER 31,
                                                                       (UNAUDITED)       2005         2004          2003*

NET ASSET VALUE, BEGINNING OF PERIOD (COMMON SHARES)                   $  14.51      $  15.58       $  15.51     $  14.33(a)
Net Investment Income (b)                                                  0.82          1.71           1.72         0.64
Net Realized and Unrealized Gain (Loss) on Investments                    (0.27)        (0.94)          0.11         1.31
Distributions to Preferred Shareholders from Net Investment Income        (0.17)        (0.24)         (0.11)       (0.02)
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS         0.38          0.53           1.72         1.93
Less Distributions to Common Shareholders
   From Net Investment Income                                             (0.66)        (1.58)         (1.55)       (0.60)
   From Net Realized Gains                                                   --         (0.02)         (0.10)       (0.02)
   From Return of Capital                                                    --         (0.00)(g)         --           --
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                                (0.66)        (1.60)         (1.65)       (0.62)
Common Shares Offering Costs Charged to Paid-in Capital                      --            --             --        (0.03)
Preferred Shares Underwriting Commissions and Offering Costs Charged
   to Paid in Capital                                                        --            --             --        (0.10)
NET ASSET VALUE, END OF PERIOD (COMMON SHARES)                         $  14.23      $  14.51       $  15.58     $  15.51
-----------------------------------------------------------------------------------------------------------------------------
MARKET VALUE - END OF PERIOD (COMMON SHARES)                           $  13.58      $  15.61       $  16.48     $  15.91
-----------------------------------------------------------------------------------------------------------------------------
Total Return on Net Asset Value (Common Shares) (%)                        2.77          3.63          11.99        12.73(c)
Total Return on Market Value (Common Shares) (%)                          (8.84)         5.40          15.48        10.47(d)
Ratio of Expenses (excluding interest expense) to Average Net Assets
   Applicable to Common Shares (%) (f)                                     1.57(e)       1.53           1.48         1.42(e)
Ratio of Interest Expense to Average Net Assets Applicable to
   Common Shares (%) (f)                                                     --            --             --         0.19(e)
Ratio of Net Investment Income to Average Net Assets Applicable to
   Common Shares (%) (f)                                                  11.34(e)      11.44          11.36        10.00(e)
Portfolio Turnover Rate (%)                                               56.48         96.18         106.76        32.08
Net Assets Applicable to Common Shares, End of Period (000)            $174,236      $177,659       $190,700     $189,644

MONEY MARKET CUMULATIVE PREFERRED SHARES
Preferred Shares Outstanding, End of Period (000)                        90,000        90,000         90,000       90,000
Asset Coverage Per Share                                               $ 73,399      $ 74,350       $ 77,975     $ 77,675
Involuntary Liquidation Preference Per Share                           $ 25,000      $ 25,000       $ 25,000     $ 25,000
Approximate Market Value Per Share                                     $ 25,000      $ 25,000       $ 25,000     $ 25,000

*    Commencement of operations.

(a) Net asset value at beginning of period reflects the deduction from the $15.00 offering price of the sales load of $0.675 per share paid by the shareholder.

(b)  Calculated using average shares outstanding during the period.

(c) Total return on net asset value is calculated assuming a purchase at the offering price of $15.00 less the sales load of $0.675 paid by the shareholder on the first day and the ending net asset value per share and is not annualized.

(d) Total return on market value is calculated assuming a purchase at the offering price of $15.00 on the first day and a sale at the current market price on the last day of the period and is not annualized.

(e)  Annualized.

(f) Expense and net investment income ratios include accumulated and unpaid distributions.

(g)  Rounds to less than $0.01.

See accompanying notes to financial statements.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS JUNE 30, 2006 (UNAUDITED)

NOTE 1 -- ORGANIZATION

Lehman Brothers First Trust Income Opportunity Fund (the "Fund") was organized as a statutory trust under the laws of the state of Delaware on April 8, 2003, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end management investment company. Lehman Brothers Asset Management Inc. (the "Adviser") is investment adviser to the Fund. Lehman Brothers Asset Management LLC is the sub-adviser to the Fund. The Fund's common shares are listed on the New York Stock Exchange under the symbol LBC.

The Fund's investment objective is to seek high total return (income plus capital appreciation). The Fund pursues its investment objective by investing its assets primarily in high yield debt securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A) VALUATION: Debt securities are valued using an independent pricing service approved by the Board of Trustees, which utilizes closing market prices, market quotations and transactions, quotations from dealers and various relationships among securities in determining value. Securities for which closing market prices or market quotations are not available or are not considered by the Adviser to be reflective of a security's market value, are valued at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. Criteria considered in making this determination may include, but are not limited to, a review of other securities by the same issuer for which market quotations are available, recent bid and ask prices for the security, the issuer's position in and economic outlook of the industry and, if necessary, a review of similar securities in similar industries. Securities with remaining maturities of 60 days or less are valued at amortized cost. This method involves valuing a portfolio security initially at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

B) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on securities, is recorded on the accrual basis. Realized gains and losses on investments are recorded on the basis of identified cost.

C) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

D) REVERSE REPURCHASE AGREEMENTS: The Fund is permitted to enter into reverse repurchase agreements with banks or securities firms deemed creditworthy by the Adviser. A reverse repurchase agreement involves the sale of a security by the Fund, with an agreement to repurchase the same or substantially similar security at an agreed upon price and date. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. There were no reverse repurchase agreements outstanding at June 30, 2006.

E) INTEREST RATE SWAP CONTRACTS: The Fund may enter into interest rate swap transactions. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate swap agreements to manage its exposure to interest rate risk. Interest rate swap contracts involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap contracts are included as part of realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to these agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates. At June 30, 2006, the Fund had the following open swap agreements:

  NOTIONAL    EXPIRATION                                                           NET UNREALIZED
   AMOUNT        DATE                          DESCRIPTION                          APPRECIATION
-------------------------------------------------------------------------------------------------
$22,500,000     3/15/07    Agreement with Citibank N.A. dated 3/11/04 to pay the      $538,348
                           notional amount multiplied by 2.27% and to receive
                           the notional amount multiplied by the 1 month U.S.
                           Dollars -- London Interbank Offered Rate -- British
                           Bankers Association (USD -- LIBOR -- BBA).

$22,500,000     9/28/07    Agreement with Citibank N.A. dated 9/24/04 to pay the      $629,351
                           notional amount multiplied by 3.22% and to receive
                           the notional amount multiplied by the 1 month U.S.
                           Dollars -- London Interbank Offered Rate -- British
                           Bankers Association (USD -- LIBOR -- BBA).

Periodically, the Fund receives from or deposits, with the counter party, a specific amount of cash equal to the market value of the interest rate swap contracts. At June 30, 2006, the Fund had $1,226,000 payable for collateral on interest rate swap contracts under this arrangement.

NOTE 3 -- FEES AND TRANSACTIONS WITH RELATED PARTIES

The Fund pays all expenses incurred in connection with the operations of the Fund. These expenses, among others, include custodian and fund accounting and administrative fees, legal and audit fees, fees and expenses of the Trustees who are not "interested persons" within the meaning of the 1940 Act ("Independent Fund Trustee"), registration fees, and printing expenses.

The Fund pays the Adviser a monthly fee computed at an annual rate of 0.60% of the Fund's average daily "Managed Assets" (net assets, including assets attributable to any outstanding preferred shares, plus the aggregate principal amount of any borrowings). The Adviser is responsible for developing, implementing and supervising the Fund's investment program and providing certain administrative services to the Fund. The Adviser has retained Lehman Brothers Asset Management LLC ("LBAM LLC") to serve as the sub-adviser of the Fund and to manage the Fund's investment portfolio. The Adviser compensates LBAM LLC for its services as sub-adviser. The Adviser pays LBAM LLC a monthly sub-advisory fee calculated at the following annual percentage rates of the Fund's average daily Managed Assets: 0.55% on the Fund's first $25 million of Managed Assets, 0.45% on the next $25 million of Managed Assets, 0.35% on the next $50 million of Managed Assets, and 0.30% on Managed Assets that are in excess of $100 million. The Adviser and LBAM LLC are wholly owned subsidiaries of Lehman Brothers Holdings Inc., a publicly traded corporation.

First Trust Portfolios L.P. ("First Trust") serves as the Fund's distribution and marketing agent, and investor servicing agent. As the Fund's distribution and marketing agent, First Trust provides certain distribution and marketing services for the Fund's common shares including preparing marketing materials and presentations, developing contacts with brokers whose clients may have an interest in acquiring Fund shares and replying to information requests from prospective investors. In consideration for these services, First Trust receives a fee paid by the Adviser.

First Trust, as the investor servicing agent, developed and maintains a website for the Fund, assists in the review of shareholder materials, assists in the dissemination of the Fund's net asset value and market price, provides ongoing shareholder and account maintenance services, replies to information requests from shareholders and aids in secondary market support. In consideration for these services, the Fund pays First Trust a monthly fee computed at the annual rate 0.05% of the Fund's average daily Managed Assets. For the six months ended June 30, 2006, the Fund paid First Trust, as the investor servicing agent, a fee equal to $66,442.

LEHMAN BROTHERS FIRST TRUST INCOME OPPORTUNITY FUND

The Fund pays no compensation to its officers or to its Trustees who are also employees of the Adviser or its affiliates.

NOTE 4 -- INVESTMENT IN SECURITIES

For the six months ended June 30, 2006, purchases and sales of investments, other than short-term securities, aggregated $150,929,032 and $145,288,227, respectively.

NOTE 5 -- MONEY MARKET CUMULATIVE PREFERRED SHARES

The Fund is authorized to issue 3,750 Money Market Cumulative Preferred Shares ("MMP"), each without par value. On October 22, 2003, the Fund issued 3,600 MMP with proceeds of $90,000,000 in a public offering. The underwriting commissions and offering costs of $1,236,545 were incurred in connection with the offering and were charged directly to paid-in capital of the common shares. Distributions to preferred shareholders are cumulative at a rate which was established at the offering and is reset every twenty-eight days based on the results of an auction. The Fund pays service fees to certain broker-dealers at the end of each auction at an annual rate of 0.25% for a regular distribution period and at a rate agreed to by the Fund and the broker-dealers for a special distribution period. For the six months ended June 30, 2006, Lehman Government Securities, Inc., an affiliate of the Adviser, earned $111,471 in commissions.

The MMP are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid distributions, on any distribution payment date. The MMP are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid distributions, if the Fund defaults on its asset maintenance requirements with respect to the MMP and fails to cure such a default within the time permitted. If the distributions on the MMP shall remain unpaid in an amount equal to two full years' distributions, the holders of the MMP, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the MMP and the common shares have one vote for each dollar, and a proportionate fraction of a vote for each fraction of a dollar, of the net asset value per share, and vote together as a single class, except that the holders of the MMP, as a separate class, have the right to elect at least two members of the Board of Trustees and to vote under certain other circumstances specified in the Fund's Amended By-Laws. The MMP have a liquidation preference of $25,000 per share, plus accumulated and unpaid distributions. The Fund is required to maintain certain asset coverage with respect to the MMP as defined in the Fund's Amended By-Laws and the 1940 Act.

NOTE 6 -- DISTRIBUTIONS TO SHAREHOLDERS

The Fund intends to make monthly distributions of net investment income to common shareholders, after payments of any distributions on outstanding MMP. Distributions to common shareholders are recorded on the ex- date. Distributions to preferred shareholders are recorded daily and are payable at the end of each distribution period. Each distribution payment period for the MMP is generally twenty-eight days. For the six months ended June 30, 2006, the distribution rates for MMP ranged from 4.35% to 5.35%. The distribution rate for MMP on June 30, 2006 was 5.35%. In addition, at least annually, the Fund intends to distribute net capital gains, if any. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

NOTE 7 -- SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust authorizes the Trustees to issue an unlimited number of common shares for the Fund, each without par value. Transactions in common shares were as follows:

                                                   SIX MONTHS ENDED       YEAR ENDED
                                                     JUNE 30, 2006    DECEMBER 31, 2005
                                                   ----------------   -----------------
                                                   SHARES    AMOUNT   SHARES    AMOUNT
                                                   ------   -------   ------   --------
Shares issued pursuant to the Fund's
   dividend reinvestment plan                        872    $12,766    8,148   $120,786
                                                     ---    -------    -----   --------
Increase derived from capital share transactions     872    $12,766    8,148   $120,786
                                                     ===    =======    =====   ========

NOTE 8 -- CONCENTRATION OF CREDIT RISK

The Fund will normally invest at least 80% of its Managed Assets in investments offering high current income, which generally will be in the lower rating categories of recognized rating agencies. These investments are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations and will generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield investments may be relatively less liquid than the market for higher-rated investments.

NOTE 9 -- RISK ASSOCIATED WITH THE USE OF LEVERAGE

The Fund's use of leverage through the issuance of preferred shares and borrowings, as well as the economic leverage inherent in certain derivatives, including credit default swaps, creates risks for holders of common shares. There is no assurance that the Fund's leveraging strategies will be successful. If the Fund issues preferred shares or borrows money to make additional investments and the income and capital appreciation from those investments exceed the distributions payable on the preferred shares or the costs of borrowing, the Fund's investment return will be greater than if leverage had not been used. However, if the distributions payable on the preferred shares or the costs of borrowing exceed the income and capital appreciation from the additional investments, the Fund would lose money and its investment return will be lower than if leverage had not been used. Leverage creates risk which may adversely affect the return for holders of common shares, including:

(a) the likelihood of greater volatility of net asset value and market price of the Fund's common shares;

(b) the possibility either that common share income will fall if the preferred share distribution rate rises or the Fund's borrowing costs increase, or that common share income will fluctuate because of changes in the preferred share distribution rates or borrowing costs.

NOTE 10 -- INDEMNIFICATIONS

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE 11 -- UNAUDITED FINANCIAL INFORMATION

The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

OTHER INFORMATION

SHAREHOLDER VOTING RESULTS (UNAUDITED)

The annual meeting of the Trust's shareholders was held on April 19, 2006 at which shareholders considered and approved the following proposals regarding the election of the new Trustees to the Board. The incumbent Trustees did not stand for reelection. The voting results were the following:

                       With respect to the election of Faith Colish as a Trustee of the Fund:

                       11,404,789.085 shares of Common Shares and MMP Shares, voting together as a single class or 98.461% of shares cast in the affirmative, with 178,265 shares or 1.539% of shares cast withheld;

                       With respect to the election of C. Anne Harvey as a Trustee of the Fund:

                       11,406,404.085 shares of Common Shares and MMP Shares, voting together as a single class or 98.475% of shares cast in the affirmative, with 176,650 shares or 1.525% of shares cast withheld;

                       With respect to the election of Cornelius T. Ryan as a Trustee of the Fund:

                       11,414,797.085 shares of Common Shares and MMP Shares, voting together as a single class or 98.547% of shares cast in the affirmative, with 168,257 shares or 1.453% of shares cast withheld;

                       With respect to the election of Peter E. Sundman as a Trustee of the Fund:

                       11,422,515.085 shares of Common Shares and MMP Shares, voting together as a single class or 98.614% of shares cast in the affirmative, with 160,539 shares or 1.386% of shares cast withheld;

                       With respect to the election of Peter P. Trapp as a Trustee of the Fund:

                       11,418,395.085 shares of Common Shares and MMP Shares, voting together as a single class or 98.578% of shares cast in the affirmative, with 164,659 shares or 1.422% of shares cast withheld;

                       With respect to the election of John Cannon as a Trustee of the Fund:

                       11,412,696.085 shares of Common Shares and MMP Shares, voting together as a single class or 98.529% of shares cast in the affirmative, with 170,358 shares or 1.471% of shares cast withheld;

                       With respect to the election of Jack L. Rivkin as a Trustee of the Fund:

                       11,416,478.085 shares of Common Shares and MMP Shares, voting together as a single class or 98.562% of shares cast in the affirmative, with 166,576 shares or 1.438% of shares cast withheld;

                       With respect to the election of Tom D. Seip as a Trustee of the Fund:

                       11,414,503.085 shares of Common Shares and MMP Shares, voting together as a single class or 98.545% of shares cast in the affirmative, with 168,551 shares or 1.455% of shares cast withheld;

                       With respect to the election of Robert A. Kavesh as a Trustee of the Fund:

                       11,412,613.085 shares of Common Shares and MMP Shares, voting together as a single class or 98.529% of shares cast in the affirmative, with 170,441 shares or 1.471% of shares cast withheld;

                       With respect to the election of Edward I. O'Brien as a Trustee of the Fund:

                       11,415,833.085 shares of Common Shares and MMP Shares, voting together as a single class or 98.556% of shares cast in the affirmative, with 167,221 shares or 1.444% of shares cast withheld;

                       With respect to the election of William E. Rulon as a Trustee of the Fund:

                       11,408,458.085 shares of Common Shares and MMP Shares, voting together as a single class or 98.493% of shares cast in the affirmative, with 174,596 shares or 1.507% of shares cast withheld;

                       With respect to the election of Candace L. Straight as a Trustee of the Fund:

                       11,417,523.085 shares of Common Shares and MMP Shares, voting together as a single class or 98.571% of shares cast in the affirmative, with 165,531 shares or 1.429% of shares cast withheld;

                       With respect to the election of Barry Hirsch* as a Trustee of the Fund:

                       2,980 MMP shares or 100% of shares cast in the affirmative, with 0 shares or 0% of shares cast withheld; and

                       With respect to the election of Howard A. Mileaf as a Trustee of the Fund:

                       2,980 MMP shares or 100% of shares cast in the affirmative, with 0 shares or 0% of shares cast withheld.

*    Mr. Hirsch passed away after the annual shareholder meeting.

DIVIDEND REINVESTMENT PLAN (UNAUDITED)

The Fund has a Dividend Reinvestment Plan (the "Plan") commonly referred to as an "opt-out" plan. Each common shareholder will have all distributions of dividends and capital gains automatically reinvested in additional common shares by Investors Bank & Trust Company, as agent for shareholders pursuant to the Plan (the "Plan Agent"), unless the shareholder elects to receive cash or unless the shares are registered in the name of a broker-dealer or other nominee (that is, in "street name") and the respective nominee does not participate in the Plan. For Plan participants, the Plan Agent will either (i) effect purchases of common shares under the Plan in the open market or (ii) distribute newly issued common shares of the Fund. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Certain broker-dealers and nominees do not permit their clients to participate in dividend reinvestment plans. Shareholders whose common shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or makes a capital gain distribution, the Plan Agent will, as agent for the participants, either (i) receive the cash payment and use it to buy common shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts or (ii) distribute newly issued common shares of the Fund on behalf of the participants. The Plan Agent will receive cash from the Fund with which to buy common shares in the open market if, on the determination date, the net asset value per share exceeds the market price per share plus estimated brokerage commissions on that date. The Plan Agent will receive the dividend or distribution in newly issued common shares of the Fund if, on the determination date, the market price per share plus estimated brokerage commissions equals or exceeds the net asset value per share of the Fund on that date. The number of shares to be issued will be computed at a per share rate equal to the greater of (i) the net asset value or
(ii) 95% of the closing market price per share on the payment date.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. Such withdrawal will be effective immediately if received not less than ten days prior to a distribution record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a common share credited to such account. In the alternative, upon receipt of the participant's instructions, common shares will be sold and the proceeds sent to the participant less brokerage commissions and any applicable taxes.

The Plan Agent maintains each shareholder's account in the Plan and furnishes confirmations of all acquisitions made for the participant. Common shares in the account of each Plan participant will be held by the Plan Agent on behalf of the participant. Proxy material relating to shareholders' meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

In the case of shareholders, such as banks, brokers or nominees, which hold common shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are participants in the Plan.

The Plan Agent's fees for the handling of reinvestment of dividends and other distributions will be paid by the Fund. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. There are no other charges to participants for reinvesting dividends or capital gain distributions; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

The automatic reinvestment of dividends and other distributions will not relieve participants of any income tax that may be payable or required to be withheld on such dividends or distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. All correspondence concerning the Plan should be directed to: Investors Bank & Trust Company, 200 Clarendon Street, Mail Stop OPS22, Boston, MA 02116 (Telephone) 800-988-5196.

TRUSTEES AND OFFICERS TABLE (UNAUDITED)

Set forth below is information about the Trustees. The address for each Trustee is Lehman Brothers Asset Management Inc., 399 Park Avenue, New York, NY 10022.

                                     CLASS I

INDEPENDENT FUND TRUSTEES:

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND                  OTHER
                                                                                    COMPLEX               DIRECTORSHIPS
                                  LENGTH OF                                          OVERSEEN              HELD OUTSIDE
        NAME, AGE AND                TIME                                           BY FUND              FUND COMPLEX BY
    POSITION(1) WITH FUND           SERVED        PRINCIPAL OCCUPATION(S)(2)       TRUSTEE(3)              FUND TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
Faith Colish (70)                Since 2006   Counsel, Carter Ledyard & Milburn        50       Advisory Director, ABA Retirement
Trustee                                       LLP (law firm) since October 2002;                Funds (formerly, American Bar
                                              formerly, Attorney-at-Law and                     Retirement Association (ABRA))
                                              President, Faith Colish, A                        since 1997 (not-for-profit
                                              Professional Corporation, 1980 to                 membership association).
                                              2002.

C. Anne Harvey (69)              Since 2006   President, C.A. Harvey Associates        50       Formerly, President, Board of
Trustee                                       since October 2001; formerly,                     Associates to The National
                                              Director, AARP, 1978 to December                  Rehabilitation Hospital's Board of
                                              2001.                                             Directors, 2001 to 2002; formerly,
                                                                                                Member, Individual Investors
                                                                                                Advisory Committee to the New York
                                                                                                Stock Exchange Board of Directors,
                                                                                                1998 to June 2002.

Cornelius T. Ryan (74)           Since 2006   Founding General Partner, Oxford         50       None.
Trustee                                       Partners and Oxford Bioscience
                                              Partners (venture capital
                                              investing) and President, Oxford
                                              Venture Corporation since 1981.

Peter P. Trapp (61)              Since 2006   Regional Manager for Mid-Southern        50       None.
Trustee                                       Region, Ford Motor Credit Company
                                              since September 1997; formerly,
                                              President, Ford Life Insurance
                                              Company, April 1995 to August
                                              1997.

FUND TRUSTEE WHO IS AN "INTERESTED PERSON"

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND                  OTHER
                                                                                     COMPLEX               DIRECTORSHIPS
                                  LENGTH OF                                         OVERSEEN               HELD OUTSIDE
        NAME, AGE AND                TIME                                            BY FUND             FUND COMPLEX BY
    POSITION(1) WITH FUND           SERVED        PRINCIPAL OCCUPATION(S)(2)       TRUSTEE(3)              FUND TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (47)           Since 2006   Executive Vice President,                50       Director and Vice President,
Chief Executive Officer,                      Neuberger Berman Inc. (holding                    Neuberger & Berman Agency, Inc.
Trustee and Chairman of the                   company) since 1999; Head of                      since 2000; formerly, Director,
Board                                         Neuberger Berman Inc.'s Mutual                    Neuberger Berman Inc. (holding
                                              Funds Business (since 1999) and                   company), October 1999 to March
                                              Institutional Business (1999 to                   2003; Trustee, Frost Valley YMCA;
                                              October 2005); responsible for                    Trustee, College of Wooster.
                                              Managed Accounts Business and
                                              intermediary distribution since
                                              October 1999; President and
                                              Director, NB Management since
                                              1999; Managing Director, Neuberger
                                              Berman since 2005; formerly,
                                              Executive Vice President,
                                              Neuberger Berman, 1999 to December
                                              2005; formerly, Principal,
                                              Neuberger Berman, 1997 to 1999;
                                              formerly, Senior Vice President,
                                              NB Management, 1996 to 1999.

                                    CLASS II*

INDEPENDENT FUND TRUSTEES:

John Cannon (76)                 Since 2006   Consultant; formerly, Chairman,          50       Independent Trustee or Director of
Trustee                                       CDC Investment Advisers                           three series of Oppenheimer Funds:
                                              (registered investment adviser),                  Limited Term New York Municipal
                                              1993 to January 1999; formerly,                   Fund, Rochester Fund Municipals,
                                              President and Chief Executive                     and Oppenheimer Convertible
                                              Officer, AMA Investment Advisors,                 Securities Fund since 1992.
                                              an affiliate of the American
                                              Medical Association.

* Barry Hirsch was elected as a Class II Trustee at the annual shareholder meeting held on April 19, 2006. Mr. Hirsch passed away in July 2006.

                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND                   OTHER
                                                                                     COMPLEX              DIRECTORSHIPS
                                  LENGTH OF                                         OVERSEEN               HELD OUTSIDE
        NAME, AGE AND               TIME                                            BY FUND              FUND COMPLEX BY
    POSITION(1) WITH FUND          SERVED         PRINCIPAL OCCUPATION(S)(2)       TRUSTEE(3)              FUND TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
Tom D. Seip (56)                 Since 2006   General Partner, Seip Investments        50       Director, H&R Block, Inc.
Lead Independent                              LP (a private investment                          (financial services company) since
Trustee                                       partnership); formerly, President                 May 2001; Director, America One
                                              and CEO, Westaff, Inc. (temporary                 Foundation since 1998; formerly,
                                              staffing), May 2001 to January                    Director, Forward Management, Inc.
                                              2002; formerly, Senior Executive                  (asset management company), 1999
                                              at the Charles Schwab Corporation,                to 2006; formerly Director, E-Bay
                                              1983 to 1999, including Chief                     Zoological Society, 1999 to 2003;
                                              Executive Officer, Charles Schwab                 formerly, Director, General Magic
                                              Investment Management, Inc. and                   (voice recognition software), 2001
                                              Trustee, Schwab Family of Funds                   to 2002; formerly, Director,
                                              and Schwab Investments, 1997 to                   E-Finance Corporation (credit
                                              1998, and Executive Vice                          decisioning services), 1999 to
                                              President-Retail Brokerage,                       2003; formerly, Director,
                                              Charles Schwab Investment                         Save-Daily.com (micro investing
                                              Management,1994 to 1997.                          services), 1999 to 2003.

FUND TRUSTEE WHO IS AN "INTERESTED PERSON"

Jack L. Rivkin* (66)             Since 2006   Executive Vice President and Chief       50       Director, Dale Carnegie and
President and                                 Investment Officer, Neuberger                     Associates, Inc. (private company)
Trustee                                       Berman Inc. (holding company)                     since 1998; Director, Solbright,
                                              since 2002 and 2003, respectively;                Inc. (private company) since 1998.
                                              Managing Director and Chief
                                              Investment Officer, Neuberger
                                              Berman since December 2005 and
                                              2003, respectively; formerly,
                                              Executive Vice President,
                                              Neuberger Berman, December 2002 to
                                              2005; Director and Chairman, NB
                                              Management since December 2002;
                                              formerly, Executive Vice
                                              President, Citigroup Investments,
                                              Inc., September 1995 to February
                                              2002; formerly, Executive Vice
                                              President, Citigroup Inc.,
                                              September 1995 to February 2002.

                                    CLASS III

INDEPENDENT FUND TRUSTEES:

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                                                                          IN FUND                  OTHER
                                                                                          COMPLEX              DIRECTORSHIPS
                            LENGTH OF                                                    OVERSEEN              HELD OUTSIDE
    NAME, AGE AND             TIME                                                        BY FUND             FUND COMPLEX BY
POSITION(1) WITH FUND        SERVED               PRINCIPAL OCCUPATION(S)(2)            TRUSTEE(3)             FUND TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (78)      Since 2006   Marcus Nadler Professor Emeritus of                 50       Director, The Caring
Trustee                                 Finance and Economics, New York                              Community (not-for-profit);
                                        University Stern School of Business;                         formerly, Director, DEL
                                        formerly, Executive Secretary-Treasurer,                     Laboratories, Inc. (cosmetics
                                        American Finance Association, 1961 to                        and pharmaceuticals), 1978 to
                                        1979.                                                        2004; formerly, Director, Apple
                                                                                                     Bank for Savings, 1979 to 1990;
                                                                                                     formerly, Director, Western
                                                                                                     Pacific Industries, Inc., 1972
                                                                                                     to 1986 (public company).

Howard A. Mileaf (69)      Since 2006   Retired; formerly, Vice President and               50       Director, Webfinancial
Trustee                                 General Counsel, WHX Corporation                             Corporation (holding
                                        (holding company), 1993 to 2001.                             company) since
                                                                                                     December 2002; formerly,
                                                                                                     Director WHX Corporation
                                                                                                     (holding company),
                                                                                                     January 2002 to June 2005;
                                                                                                     formerly, Director, State
                                                                                                     Theatre of New Jersey
                                                                                                     (not-for-profit theater), 2000
                                                                                                     to 2005; formerly, Director,
                                                                                                     Kevlin Corporation
                                                                                                     (manufacturer of microwave and
                                                                                                     other products).

Edward I. O'Brien (77)     Since 2006   Formerly, Member, Investment Policy                 50       Director, Legg Mason, Inc.
Trustee                                 Committee, Edward Jones, 1993 to 2001;                       (financial services holding
                                        President, Securities Industry Association                   company) since 1993; formerly,
                                        ("SIA") (securities industry's representative                Director, Boston Financial
                                        in government relations and regulatory                       Group (real estate and tax
                                        matters at the federal and state levels),                    shelters), 1993 to 1999.
                                        1974 to 1992; Adviser to SIA,
                                        November 1992 to November 1993.

William E. Rulon (73)      Since 2006   Retired; formerly, Senior Vice President,           50       Formerly, Director, Pro-Kids
Trustee                                 Foodmaker, Inc. (operator and franchiser                     Golf and Learning Academy
                                        of restaurants) until January 1997.                          (teach golf and computer usage
                                                                                                     to "at risk" children), 1998 to
                                                                                                     2006; formerly, Director,
                                                                                                     Prandium, Inc. (restaurants),
                                                                                                     March 2001 to July 2002.

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                                                                          IN FUND                  OTHER
                                                                                          COMPLEX              DIRECTORSHIPS
                            LENGTH OF                                                    OVERSEEN              HELD OUTSIDE
      NAME, AGE AND           TIME                                                        BY FUND             FUND COMPLEX BY
POSITION(1) WITH FUND        SERVED               PRINCIPAL OCCUPATION(S)(2)            TRUSTEE(3)             FUND TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (58)   Since 2006   Private investor and consultant specializing        50       Director, National Atlantic
Trustee                                 in the insurance industry; formerly,                         Holdings Corporation (property
                                        Advisory Director, Securitas Capital LLC                     and casualty insurance
                                        (a global private equity investment firm                     company) since 2004; Director,
                                        dedicated to making investments in the                       The Proformance Insurance
                                        insurance sector), 1998 to December 2003.                    Company (personal lines
                                                                                                     property and casualty insurance
                                                                                                     company) since March 2004;
                                                                                                     formerly, Director, Providence
                                                                                                     Washington Insurance
                                                                                                     Company (property and
                                                                                                     casualty insurance company),
                                                                                                     December 1998 to March 2006;
                                                                                                     formerly, Director, Summit
                                                                                                     Global Partners (insurance
                                                                                                     brokerage firm, 2000 to 2005.

(1) The Board of Trustees shall at times be divided as equally as possible into three classes of Trustees designated Class I, Class II, and Class III. The terms of office of Class I, Class II, and Class III Trustees shall expire at the annual meeting of shareholders held in 2009, 2007, and 2008, respectively, and at each third annual meeting of stockholders thereafter.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(3) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

* Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of Neuberger Berman Management Inc. ("NB Management") and Neuberger Berman, LLC ("Neuberger Berman").

Set forth below is information about the officers of the Fund. The address for each officer is Lehman Brothers Asset Management Inc., 399 Park Avenue, New York, NY 10022.

                               POSITION
                              AND LENGTH
NAME AND AGE              OF TIME SERVED(1)                  PRINCIPAL OCCUPATION(S)(2)
------------------------------------------------------------------------------------------------------
Andrew B. Allard (45)     Anti-Money          Senior Vice President, Neuberger Berman since 2006;
                          Laundering          Deputy General Counsel, Neuberger Berman since 2004;
                          Compliance          formerly, Vice President, Neuberger Berman, 2000 to
                          Officer             2006; formerly, Associate General Counsel, Neuberger
                          since 2006          Berman, 1999 to 2004; formerly, Associate General
                                              Counsel, NB Management, 1994 to 1999; Anti-Money
                                              Laundering Compliance Officer, fifteen registered
                                              investment companies for which NB Management acts as
                                              investment manager and administrator (seven since 2002,
                                              three since 2003, four since 2004 and one since 2005)
                                              and one registered investment company for which Lehman
                                              Brothers Asset Management Inc. acts as investment
                                              adviser (since 2006).

Michael J. Bradler (36)   Assistant           Vice President, Neuberger Berman since 2006; Employee,
                          Treasurer           NB Management since 1997; Assistant Treasurer, fifteen
                          since 2006          registered investment companies for which NB Management
                                              acts as investment manager and administrator (fifteen
                                              since 2005) and one registered investment company for
                                              which Lehman Brothers Asset Management Inc. acts as
                                              investment adviser (since 2006).

Claudia A. Brandon (49)   Secretary           Vice President-Mutual Fund Board Relations, NB
                          since 2006          Management since 2000 and Assistant Secretary since
                                              2004; Vice President, Neuberger Berman since 2002 and
                                              Employee since 1999; formerly, Vice President, NB
                                              Management, 1986 to 1999; Secretary, fifteen registered
                                              investment companies for which NB Management acts as
                                              investment manager and administrator (three since 2000,
                                              four since 2002, three since 2003, four since 2004 and
                                              one since 2005) and one registered investment company
                                              for which Lehman Brothers Asset Management Inc. acts as
                                              investment adviser (since 2006).

Robert Conti (50)         Vice                Senior Vice President, Neuberger Berman since 2003;
                          President           formerly, Vice President, Neuberger Berman, 1999 to
                          since 2006          2003; Senior Vice President, NB Management since 2000;
                                              formerly, Controller, NB Management, 1994 to 1996;
                                              formerly, Treasurer, NB Management, 1996 to 1999; Vice
                                              President, fifteen registered investment companies for
                                              which NB Management acts as investment manager and
                                              administrator (three since 2000, four since 2002, three
                                              since 2003, four since 2004 and one since 2005) and one
                                              registered investment company for which Lehman Brothers
                                              Asset Management Inc. acts as investment adviser (since
                                              2006).

Brian J. Gaffney (53)     Vice                Managing Director, Neuberger Berman since 1999; Senior
                          President           Vice President, NB Management since 2000; formerly, Vice
                          since 2006          President, NB Management, 1997 to 1999; Vice President,
                                              fifteen registered investment companies for which NB
                                              Management acts as investment manager and administrator
                                              (three since 2000, four since 2002, three since 2003,
                                              four since 2004 and one since 2005) and one registered
                                              investment company for which Lehman Brothers Asset
                                              Management Inc. acts as investment adviser (since 2006).

Maxine L. Gerson (55)     Chief Legal         Senior Vice President, Neuberger Berman since 2002;
                          Officer             Deputy General Counsel and Assistant Secretary,
                          since 2006          Neuberger Berman since 2001; formerly, Vice President,
                          (only for           Neuberger Berman, 2001 to 2002; formerly, Associate
                          purposes of         General Counsel, Neuberger Berman, 2001; formerly,
                          sections 307        Counsel, Neuberger Berman, 2000; Secretary and General
                          and 406 of          Counsel, NB Management since 2004; Chief Legal Officer,
                          the                 fifteen registered investment companies for which NB
                          Sarbanes-Oxley      Management acts as investment manager and administrator
                          Act of 2002)        (fifteen since 2005) and one registered investment
                                              company for which Lehman Brothers Asset Management, Inc.
                                              acts as investment adviser (since 2006).

                               POSITION
                              AND LENGTH
NAME AND AGE              OF TIME SERVED(1)                  PRINCIPAL OCCUPATION(S)(2)
------------------------------------------------------------------------------------------------------
Sheila R. James (41)      Assistant           Employee, Neuberger Berman since 1999; formerly,
                          Secretary           Employee, NB Management, 1991 to 1999; Assistant
                          since 2006          Secretary, fifteen registered investment companies for
                                              which NB Management acts as investment manager and
                                              administrator (seven since 2002, three since 2003, four
                                              since 2004 and one since 2005) and one registered
                                              investment company for which Lehman Brothers Asset
                                              Management Inc. acts as investment adviser (since 2006).

Kevin Lyons (51)          Assistant           Employee, Neuberger Berman since 1999; formerly,
                          Secretary           Employee, NB Management, 1993 to 1999; Assistant
                          since 2006          Secretary, fifteen registered investment companies for
                                              which NB Management acts as investment manager and
                                              administrator (ten since 2003, four since 2004 and one
                                              since 2005) and one registered investment company for
                                              which Lehman Brothers Asset Management Inc. acts as
                                              investment adviser (since 2006).

John M. McGovern (36)     Treasurer           Vice President, Neuberger Berman since 2004; Employee,
                          since 2006          NB Management since 1993; Treasurer and Principal
                                              Financial and Accounting Officer, fifteen registered
                                              investment companies for which NB Management acts as
                                              investment manager and administrator (fifteen since
                                              2005) and one registered investment company for which
                                              Lehman Brothers Asset Management Inc. acts as investment
                                              adviser (since 2006); formerly, Assistant Treasurer,
                                              fifteen registered investment companies for which NB
                                              Management acts as investment manager and administrator,
                                              2002 to 2005.

Frank Rosato (35)         Assistant           Vice President, Neuberger Berman since 2006; Employee,
                          Treasurer           NB Management since 1995; Assistant Treasurer, fifteen
                          since 2006          registered investment companies for which NB Management
                                              acts as investment manager and administrator (fifteen
                                              since 2005) and one registered investment company for
                                              which Lehman Brothers Asset Management Inc. acts as
                                              investment adviser (since 2006).

Frederic B. Soule (60)    Vice                Senior Vice President, Neuberger Berman since 2003;
                          President           formerly, Vice President, Neuberger Berman, 1999 to
                          since 2006          2003; formerly, Vice President, NB Management, 1995 to
                                              1999; Vice President, fifteen registered investment
                                              companies for which NB Management acts as investment
                                              manager and administrator (three since 2000, four since
                                              2002, three since 2003, four since 2004 and one since
                                              2005) and one registered investment company for which
                                              Lehman Brothers Asset Management Inc. acts as investment
                                              adviser (since 2006).

Chamaine Williams (35)    Chief               Vice President, Lehman Brothers Inc. since 2003; Chief
                          Compliance          Compliance Officer, fifteen registered investment
                          Officer             companies for which NB Management acts as investment
                          since 2005          manager and administrator (fifteen since 2005) and one
                                              registered investment company for which Lehman Brothers
                                              Asset Management Inc. acts as investment adviser (since
                                              2005); Chief Compliance Officer, Lehman Brothers Asset
                                              Management Inc. since 2003; Chief Compliance Officer,
                                              Lehman Brothers Alternative Investment Management LLC
                                              since 2003; formerly, Vice President, UBS Global Asset
                                              Management (US) Inc. (formerly, Mitchell Hutchins Asset
                                              Management, a wholly-owned subsidiary of PaineWebber
                                              Inc.), 1997-2003.

(1) Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Fund's Statement of Additional Information includes additional information about the Trustees of the Fund as of 2003, and is available without charge, upon request, by calling 1-800-988-5196, or visiting the Fund's website at www.lbftincomeopportunity.com.

A description of the Fund's proxy voting policies and procedures is available
(1) without charge, upon request, by calling 1-800-988-5196, (2) on the Fund's website at www.lbftincomeopportunity.com and (3) on the Commission's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available (1) on the Fund's website www.lbftincomeopportunity.com and (2) on the Commission's website at www.sec.gov.

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on May 26, 2006.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-800-877-9700 (toll free).

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At a Meeting held on February 16, 2006, called pursuant to section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees of the Fund considered the approval of the renewal of the Fund's Advisory Agreement with Lehman Brothers Asset Management Inc. (the "Adviser") and the Sub-Advisory Agreement with Lehman Brothers Asset Management LLC (the "Sub-Adviser").

At the Meeting, the Board received substantial information regarding the proposed continuation of the Advisory and Sub-Advisory Agreements, following which the Board determined that it would be in the best interests of the Fund to continue the Advisory and Sub-Advisory Agreements. In reaching this overall determination, the Board reviewed, among other things: (i) the nature, extent and quality of advisory service, including the performance of the Fund; (ii) the appropriateness of the fee structure and rate of compensation paid to the Adviser relative to the cost of services provided and profits realized by the Adviser from the relationship with the Fund; (iii) the potential for economies of scale and whether the fee structure reflects potential for such economies of scale; (iv) fee/service comparisons, including other funds and other clients of the Adviser; and (v) the existence of any ancillary benefits realized by the Adviser.

In connection with its review of the nature and quality of the services provided by the Adviser and Sub-Adviser, the Board considered the performance achieved for the Fund by the Adviser and Sub-Adviser relative to its designated benchmark. In connection with the Fund's performance, the Board reviewed statistical information regarding the performance of the Fund during the fiscal year ended December 31, 2005, and the following periods: the month ended January 31, 2006, the quarter ended December 31, 2005, August 1, 2003 through December 31, 2005 and from inception through December 31, 2005. The Board also considered a comparison prepared by Lipper Analytical of the Fund's performance relative to comparable funds registered under the 1940 Act and managed by other investment advisors ("Peer Group"), together with a detailed description of the methodology used by Lipper to prepare this information. Based on this information, the Board concluded that the services provided by the Adviser and Sub-Adviser under the Advisory and Sub-Advisory Agreements are satisfactory and the Fund's performance continues to support the Board's original selection of the Adviser and Sub-Adviser.

The Board was also informed as to the performance of the Fund and institutional clients of the Sub-Adviser (collectively, "comparable accounts") as presented by the Adviser and Sub-Adviser. The Board did not specifically rely upon such comparisons, particularly in light of the different regulatory and investment environments to which registered vehicles are subject, but rather focused on an overall evaluation of the investment methodologies and strategies employed by the Adviser and Sub-Adviser and Fund performance relative to its designated benchmark. The Board also considered information to the effect that expense levels of the Fund compared favorably to the expense levels of other funds in the Peer Group. Based on this information, the Board concluded that the advisory fee for the Fund for the most recent fiscal year was below the median for its Peer Group and that the Fund's actual total expenses were also lower than the median for the Fund's Peer Group, based on the statistical information regarding the expense ratio components, contractual advisory and sub-advisory fees, and actual and total expenses of the Fund in comparison with the same information for other funds that Lipper determined are in the Fund's Peer Group.

In addition, the Board considered the Adviser's and Sub-Adviser's investment philosophy and experience, investment processes and strategies and the background and experience of the persons responsible for the day-to-day management of the Fund, including brokerage allocation policies. The Board considered the non-advisory services provided by the Adviser, including the Adviser's provision of officers for the Fund, coordination of service providers and compliance-related activities.

The Board also considered the costs incurred by the Adviser in connection with the provision of services to the Fund (including, for this purpose, the fee paid by the Adviser to the Sub-Adviser), as well as the costs incurred by the Sub-Adviser. The Board concluded that, based on the profit levels reported by the Adviser and Sub-Adviser, and the information included in the 15(c) Materials, the fee schedules included in the Advisory and Sub-Advisory Agreements are fair and reasonable and have not resulted in a profit that is excessive or beyond the range that would have been negotiated at arm's length in light of the specific facts and circumstances of the Fund. The Board reviewed information about the profitability of the Fund to the Adviser and Sub-Adviser, based on the fees payable under the Advisory and Sub-Advisory Agreements; information regarding direct revenue received by the Adviser and Sub-Adviser and/or their affiliates in connection with the services provided to the Fund by the Adviser and Sub-Adviser and/or their affiliates; and the Adviser's and Sub-Adviser's profit margins as reflected in the profitability analysis. The Board also received and considered information regarding the Fund's investment advisory fee rate under the Advisory Agreement in comparison to the investment management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which the Adviser, the Sub-Adviser or their affiliates provide investment management services. The Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Fund in comparison with the nature and extent of services provided to the Adviser's and Sub-Adviser's other clients and accounts, including, among other factors, the level of complexity in managing the Fund and other accounts under differing regulatory requirements and various client guidelines or requirements, the nature and extent of the shareholder support services provided to the Fund and its shareholders in comparison with the nature and extent of the services provided to other accounts and their clients, and in relation to the Fund's and other accounts' fee structures and asset levels.

In connection with its review of the Fund's advisory fee structure, the Board considered the extent to which the Adviser or Sub-Adviser derive any ancillary or "fall-out" benefits as a result of their relationship with the Fund or whether there is any potential for the realization of economies of scale that may be appropriately reflected in fee schedules. With regard to these factors, the Board concluded that, because the Fund is a closed-end vehicle, the potential for growth in assets is limited. Similarly, the Board concluded that the "fall-out" benefits to the Adviser and Sub-Adviser, if any, are generally limited in light of the small size of the Fund relative to the other assets managed by the Adviser and Sub-Adviser.

On the basis of these considerations and in recognition of the fiduciary duty deemed owed by the Adviser and Sub-Adviser to the Fund with respect to the receipt of compensation for services or of payments of a material nature paid to the Adviser or Sub-Adviser, the Board, including a majority of the Trustees of the Fund who are not "interested persons" within the meaning of the 1940 Act, concluded that the Advisory and Sub-Advisory Agreements continued to be in the best interests of the Fund and approved the Advisory and Sub-Advisory Agreements for continuance for the period ending February 28, 2007, unless terminated or amended prior to that date according to its terms. Subsequent to this Board Meeting, the current Trustees were elected at the annual meeting of shareholders; they are described in the section of this report entitled "Trustees and Officers Table."

                                 LEHMAN BROTHERS

(C)2006 Lehman Brothers Inc. All Rights Reserved. LB10183

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments is disclosed in the semi-annual report, which is included as item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     No reportable purchases for the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no changes to the procedures by which shareholders may recommend nominees to the Board of Trustees of the Fund.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

     (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable to this filing

     (a)(2) The certifications required by rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are filed herewith.

     (a)(3) Not applicable to the Registrant.

     (b) The certifications required by rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Lehman Brothers First Trust Income Opportunity Fund


      By: /s/ Peter E. Sundman
      -----------------------------------------
      Peter E. Sundman, Chief Executive Officer

      Date: 08/30/06

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


      By: /s/ Peter E. Sundman
      ------------------------------------------
      Peter E. Sundman, Chief Executive Officer
      Date: 08/30/06


      By: /s/ John M. McGovern
      ------------------------------------------
      John M. McGovern, Treasurer and
      Principal Financial and Accounting Officer

      Date: 08/30/06